Nuveen AMT-Free Quality Municipal Income
Fund
Portfolio of Investments July 31, 2023
(Unaudited)
NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 162.7%   (99.8% of Total Investments)
X – MUNICIPAL BONDS - 162 .7% ( 99 .8 % of Total Investments)
X 6,153,815,235
Alabama - 1.4% (0.8% of Total Investments)
$ 15,520 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46
5/26 at 100.00 Aa2   $ 15,768,941
5,920 Autauga County Board of Education, Alabama, Special Tax Warrants,
Series 2021, 4.000%, 4/01/51
10/31 at 100.00 AA-   5,623,053
35 Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020, 4.000%, 7/01/35 - BAM Insured
7/30 at 100.00 A3   36,134
4,250 Infirmary Health System Special Care Facilities Financing Authority
of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc.,
Series 2016A, 5.000%, 2/01/41
2/26 at 100.00 A-   4,298,450
4,900 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   4,855,018
7,585 Pike Road, Alabama, General Obligation Warrants, Series 2023, 5.000%,
3/01/52
3/33 at 100.00 AA+   8,254,376
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53,
(Mandatory Put 12/01/29)
9/29 at 100.10 A1   1,065,980
7,270 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 A2   7,503,076
5,310 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   4,811,179
Total Alabama 52,216,207
Alaska - 0.0% (0.0% of Total Investments)
495 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1,
4.000%, 6/01/50
6/31 at 100.00 BBB+   438,308
Total Alaska 438,308
Arizona - 1.8% (1.1% of Total Investments)
1,025 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/51
7/27 at 100.00 AA-   1,029,941
7,115 Lake Havasu City, Arizona, Wastewater System Revenue Bonds,
Refunding Senior Lien Series 2015B, 5.000%, 7/01/43 - AGM Insured
7/25 at 100.00 A1   7,229,765
1,315 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42
9/28 at 100.00 A2   1,353,595
8,895 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51
3/31 at 100.00 A2   8,160,540
5,135 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36
1/27 at 100.00 AA-   5,153,178
3,130 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017D, 4.000%, 1/01/48
7/30 at 100.00 AA-   3,008,180
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019A:
6,550 4.000%, 7/01/49 7/29 at 100.00 A+   6,408,062

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,500 5.000%, 7/01/49 7/29 at 100.00 A+   $ 1,584,975
Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B:
6,545 5.500%, 7/01/37 - FGIC Insured No Opt. Call AA   7,984,573
10,000 5.500%, 7/01/40 - FGIC Insured No Opt. Call AA   12,185,100
3,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/47
8/28 at 100.00 AA+   3,188,460
11,080 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call BBB+   11,592,782
Total Arizona 68,879,151
California - 6.6% (4.1% of Total Investments)
3,335 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.000%, 10/01/52
- AGM Insured
10/32 at 100.00 BBB   3,591,895
22,880 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Senior Lien Series 1999A, 0.000%, 10/01/32 - NPFG Insured
No Opt. Call A-   16,653,208
4,225 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2005B, 0.000%, 8/01/28 - AGM Insured
No Opt. Call AA   3,596,235
3,450 Antelope Valley Joint Union High School District, Los Angeles and
Kern Counties, California, General Obligation Bonds, Series 2004B,
0.000%, 8/01/29 - NPFG Insured
No Opt. Call Aa3   2,836,590
10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Series 2014F-1, 5.000%, 4/01/54, (Pre-refunded
4/01/24)
4/24 at 100.00 Aa3  (4) 10,127,600
8,000 Beverly Hills Unified School District, Los Angeles County, California,
General Obligation Bonds, 2008 Election Series 2009, 0.000%,
8/01/33
No Opt. Call AA+   5,736,320
Burbank Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2013, Series 2015A:
2,250 0.000%, 8/01/32, (Pre-refunded 2/01/25) (5) 2/25 at 100.00 A+  (4) 2,313,495
1,350 0.000%, 8/01/33, (Pre-refunded 2/01/25) (5) 2/25 at 100.00 A+  (4) 1,388,097
85 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB+   86,435
California Educational Facilities Authority, Revenue Refunding Bonds,
Loyola Marymount University, Series 2001A:
3,255 0.000%, 10/01/23 - NPFG Insured No Opt. Call A2   3,235,568
5,890 0.000%, 10/01/24 - NPFG Insured No Opt. Call A2   5,646,978
7,615 0.000%, 10/01/25 - NPFG Insured No Opt. Call A2   7,049,434
1,350 0.000%, 10/01/39 - NPFG Insured No Opt. Call A2   672,516
1,500 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 BBB-   1,529,325
965 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB-   967,335
2,930 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 A+   2,939,610
5,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2017, 4.000%, 8/01/36
8/26 at 100.00 AA-   5,084,800
5 California State, General Obligation Bonds, Series 2004, 5.000%,
4/01/31 - AMBAC Insured
8/23 at 100.00 AA-   5,010

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 9,130 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB   $ 9,133,926
California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A:
59 5.750%, 7/01/30 (6),(7) 9/23 at 100.00 N/R   58,700
75 5.750%, 7/01/35 (6),(7) 9/23 at 100.00 N/R   75,353
91 5.500%, 7/01/39 (6),(7) 9/23 at 100.00 N/R   90,423
10,445 Castaic Lake Water Agency, California, Certificates of Participation,
Water System Improvement Project, Series 1999a, 0.000%, 8/01/29 -
AMBAC Insured
No Opt. Call AA+   8,532,312
4,775 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured,
(ETM)
No Opt. Call Baa2  (4) 4,482,340
7,775 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%,
1/15/34 - AGM Insured
No Opt. Call BBB+   5,344,535
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
910 0.000%, 1/15/42 (5) 1/31 at 100.00 Baa2   1,074,783
3,350 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 3,390,569
8,350 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 8,459,301
118,565 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   12,775,379
5,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 -
FGIC Insured
No Opt. Call AA-   3,768,700
3,040 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/23 - AGM Insured
No Opt. Call AA   3,014,646
1,500 Lincoln Unified School District, Placer County, California, Special Tax
Bonds, Community Facilities District 1, Series 2005, 0.000%, 9/01/26
- AMBAC Insured
No Opt. Call N/R   1,323,420
995 Los Angeles Department of Water and Power, California, Electric Plant
Revenue Bonds, Series 1994, 5.375%, 2/15/34, (ETM)
8/23 at 100.00 N/R  (4) 996,612
2,490 Madera Unified School District, Madera County, California, General
Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 -
NPFG Insured
No Opt. Call Baa2   2,174,442
10,335 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (5)
8/35 at 100.00 AA   9,488,874
5,500 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call BBB+   6,710,000
120 Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds,
Series 1993A, 5.125%, 12/01/23 - AMBAC Insured, (ETM)
10/21 at 100.00 N/R  (4) 120,688
14,100 New Haven Unified School District, California, General Obligation
Bonds, Refunding Series 2009, 0.000%, 8/01/34 - AGC Insured
No Opt. Call AA   9,423,312
2,500 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002 Series 2005B,
0.000%, 8/01/29
No Opt. Call Aa3   2,057,925
1,145 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding
Series 1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call Baa2   1,173,053

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Orange County Water District, California, Revenue Certificates of
Participation, Series 2003B:
$ 1,745 5.000%, 8/15/34, (Pre-refunded 8/15/32) - NPFG Insured 8/32 at 100.00 N/R  (4) $ 2,079,237
1,490 5.000%, 8/15/34 - NPFG Insured, (ETM) 5/21 at 100.00 Aa1  (4) 1,717,702
1,000 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 - AGM
Insured
No Opt. Call Aa3   815,440
2,000 Palomar Pomerado Health, California, General Obligation Bonds,
Capital Appreciation, Election of 2004, Series 2007A, 0.000%,
8/01/24 - NPFG Insured
No Opt. Call BBB-   1,927,400
9,320 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 0.000%, 8/01/33 - AGC Insured
No Opt. Call BBB-   6,463,234
520 Pomona, California, GNMA/FHLMC Collateralized Single Family
Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23,
(ETM)
No Opt. Call AA+  (4) 520,000
1,800 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A, 0.000%,
8/01/28
No Opt. Call Aa3   1,535,904
4,080 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 A   4,237,610
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series
2014A:
10,595 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 10,903,315
32,725 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 33,677,297
2,965 San Juan Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 - NPFG
Insured
No Opt. Call A+   2,504,002
4,005 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2000, Series 2002B, 0.000%,
9/01/26 - FGIC Insured
No Opt. Call AA+   3,635,819
15,750 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/39 -
AGM Insured
No Opt. Call AA   7,830,428
San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015:
5,000 0.000%, 8/01/46 8/25 at 32.80 A3   1,495,650
6,570 0.000%, 8/01/47 8/25 at 30.90 A3   1,850,966
2,630 Union Elementary School District, Santa Clara County, California,
General Obligation Bonds, Series 2001B, 0.000%, 9/01/25 - FGIC
Insured
No Opt. Call Baa2   2,457,104
Total California 250,780,852
Colorado - 14.2% (8.7% of Total Investments)
1,845 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R   1,643,065
6,600 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   5,203,506
2,500 Arapahoe County Water and Wastewater Authority, Colorado, Revenue
Bonds, Refunding Series 2019, 4.000%, 12/01/38
12/29 at 100.00 AA   2,526,025
Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022:
1,610 4.000%, 12/01/48 12/32 at 100.00 AA+   1,555,679
2,220 4.000%, 12/01/52 12/32 at 100.00 AA+   2,113,928

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam Facility
and Other System Improvements Project, First Lien Series 2021:
$ 3,315 4.000%, 8/01/46 8/31 at 100.00 AA+   $ 3,256,457
2,000 4.000%, 8/01/51 8/31 at 100.00 AA+   1,927,500
9,000 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/29 at 100.00 AA+   8,764,740
3,150 Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water
System Project, Series 2022, 5.000%, 6/01/47
6/32 at 100.00 AA   3,432,460
1,150 Castle Oaks Metropolitan District 3, Castle Rock, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020, 4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 A1   1,085,335
1,060 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
12/23 at 103.00 N/R   997,778
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017:
1,575 5.000%, 12/01/37, 144A 8/23 at 103.00 N/R   1,501,353
3,620 5.000%, 12/01/47, 144A 8/23 at 103.00 N/R   3,295,576
1,250 Central Platte Valley Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2013A, 5.375%, 12/01/33, (Pre-
refunded 12/01/23)
12/23 at 100.00 BBB  (4) 1,257,762
115 Central Platte Valley Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43, (Pre-
refunded 12/01/23)
12/23 at 100.00 BB+  (4) 115,498
1,700 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%,
7/01/44, 144A
7/24 at 100.00 BB   1,690,395
Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan Society
Project, Refunding Series 2017:
2,005 5.000%, 6/01/34, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 2,154,994
4,615 5.000%, 6/01/35, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 4,960,248
7,205 5.000%, 6/01/36, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 7,744,006
8,715 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 9,366,969
4,105 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 4,412,095
8,545 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 9,184,252
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A:
10,575 4.000%, 11/15/46 11/31 at 100.00 AA   10,232,264
33,390 4.000%, 11/15/50 11/31 at 100.00 AA   31,257,381
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2018A,
5.000%, 11/15/48
5/28 at 100.00 AA   3,113,730
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36
12/23 at 100.00 A+   5,011,450
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016:
1,000 5.000%, 1/01/31 1/24 at 102.00 N/R   959,850
4,290 5.000%, 1/01/37 1/24 at 102.00 N/R   3,898,280
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
21,340 5.000%, 8/01/44 8/29 at 100.00 Baa1   22,019,892
28,740 4.000%, 8/01/49 8/29 at 100.00 Baa1   26,193,636
3,410 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.500%, 11/01/47
11/32 at 100.00 Baa1   3,648,154

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 4,600 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A, 4.000%,
12/01/50
12/27 at 103.00 A-   $ 3,710,820
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/37
5/27 at 100.00 BBB-   751,208
1,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34
9/25 at 100.00 Baa1   1,502,385
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A:
7,080 4.000%, 9/01/45 9/30 at 100.00 Baa1   6,410,515
3,000 4.000%, 9/01/50 9/30 at 100.00 Baa1   2,640,690
4,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 4.000%, 11/01/39
11/29 at 100.00 A+   3,954,320
3,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/38
1/30 at 100.00 AA+   3,319,338
7,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019B, 4.000%, 1/01/40
1/30 at 100.00 AA+   6,987,960
4,150 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB   4,096,672
Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018:
1,895 5.625%, 12/01/32 12/23 at 103.00 N/R   1,892,631
2,660 5.875%, 12/01/46 12/23 at 103.00 N/R   2,613,344
Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B:
2,000 5.000%, 12/01/42 12/27 at 100.00 A+   2,109,680
1,225 5.000%, 12/01/47 12/27 at 100.00 A+   1,285,380
1,500 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2016B, 5.000%,
3/01/41, (Pre-refunded 3/01/27)
3/27 at 100.00 A+  (4) 1,611,510
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017A, 4.000%,
3/01/40
9/27 at 100.00 AA   1,970,820
6,500 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA   6,391,710
7,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2019O, 4.000%, 3/15/44
3/29 at 100.00 AA-   6,926,080
2,550 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated
Headquaters Facilities, Refunding Series 2020, 4.000%, 6/15/41
6/30 at 100.00 AA-   2,535,796
5,000 Colorado State, Certificates of Participation, Rural Series 2018A,
4.000%, 12/15/35
12/28 at 100.00 AA-   5,126,100
Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2016:
7,115 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 A1  (4) 7,524,611
1,000 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 A1  (4) 1,057,570
1,250 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
12/24 at 103.00 N/R   1,166,513

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022B:
$ 2,930 5.000%, 11/15/47 11/32 at 100.00 AA-   $ 3,206,475
1,700 5.250%, 11/15/53 11/32 at 100.00 AA-   1,878,585
12,900 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   12,928,509
2,500 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A+   2,610,525
5,000 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 AA-   4,810,800
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016:
5,120 5.000%, 12/01/32 12/26 at 100.00 BBB-   5,258,650
2,935 5.000%, 12/01/35 12/26 at 100.00 BBB-   2,984,660
1,800 5.000%, 12/01/40 12/26 at 100.00 BBB-   1,802,376
345 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   348,115
1,500 DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2019, 5.000%, 12/01/49, 144A
9/24 at 103.00 N/R   1,390,305
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2000B:
45,540 0.000%, 9/01/30 - NPFG Insured No Opt. Call A   35,432,397
16,635 0.000%, 9/01/32 - NPFG Insured No Opt. Call A2   11,937,775
49,250 0.000%, 9/01/33 - NPFG Insured No Opt. Call A   33,870,210
E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A:
9,310 0.000%, 9/01/28 - NPFG Insured No Opt. Call A   7,783,812
2,900 0.000%, 9/01/34 - NPFG Insured No Opt. Call A2   1,909,273
18,500 0.000%, 3/01/36 - NPFG Insured No Opt. Call A2   11,239,120
5,950 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   5,953,451
3,850 Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020,
4.000%, 12/01/49 - BAM Insured
12/30 at 100.00 AA   3,673,093
10,650 Gunnison Watershed School District RE1J, Gunnison and Saguache
Counties, Colorado, General Obligation Bonds, Series 2023, 5.000%,
12/01/47
12/32 at 100.00 Aa2   11,738,217
Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021:
5,700 4.000%, 12/01/46 - AGM Insured 12/31 at 100.00 AA   5,557,728
1,440 4.000%, 12/01/51 - AGM Insured 12/31 at 100.00 AA   1,376,266
2,000 Leyden Rock Metropolitan District, Arvada, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax,
Refunding & Improvement Series 2021, 4.000%, 12/01/51 - AGM
Insured
12/31 at 100.00 A3   1,895,740
1,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/36
12/26 at 100.00 BBB+   1,027,890
1,000 Louisville, Boulder County, Colorado, General Obligation Bonds,
Limited Tax, Series 2017, 4.000%, 12/01/36
12/26 at 100.00 AA+   1,018,270
1,730 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022,
6.750%, 12/01/52
12/27 at 103.00 N/R   1,714,499

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,230 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 A1   $ 1,156,298
1,085 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.750%, 12/01/47
8/23 at 103.00 N/R   1,092,758
5,000 Northern Colorado Water Conservancy District Building Corporation,
Certificates of Participation, Refunding Series 2021, 4.000%, 7/01/51
7/31 at 100.00 AA+   4,779,400
6,115 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 AA+   6,617,103
590 Overlook Metropolitan District, Parker, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimted Tax
Refunding Series 2021A, 4.000%, 12/01/51 - BAM Insured
12/31 at 100.00 Baa3   568,453
20,000 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   20,078,200
4,055 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/39 - AGM
Insured
12/29 at 100.00 A   4,072,234
3,000 Parker Water and Sanitation District, Douglas County, Colorado, Water
and Sewer Enterprise Revenue Bonds, Refunding & Improvement
Series 2022, 4.000%, 11/01/47
11/32 at 100.00 AA+   2,911,530
600 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   408,000
Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited
Tax Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017:
8,765 5.000%, 12/01/42 12/27 at 100.00 A1   9,057,225
3,600 5.000%, 12/01/47 12/27 at 100.00 A1   3,679,920
2,350 Roaring Fork Transporation Authority, Colorado, Property Tax Revenue
Bonds, Series 2021A, 4.000%, 12/01/46
12/31 at 100.00 AA-   2,305,115
850 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding Bonds, Series 2022,
5.000%, 12/01/52 - AGM Insured
12/32 at 100.00 A1   899,470
1,000 Sky Ranch Community Authority Board (Arapahoe County, Colorado),
Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed
Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate),
Series 2022B(3), 5.750%, 12/01/52, 144A
9/27 at 103.00 N/R   943,280
1,625 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R   1,590,501
1,000 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   903,900
3,250 Thompson Crossing Metropolitan District 2, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA   3,359,948
Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020:
760 3.000%, 12/01/30, 144A No Opt. Call Ba2   647,702
1,300 5.000%, 12/01/44, 144A 12/30 at 100.00 Ba2   1,228,812

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 995 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1,
5.000%, 12/01/51
3/26 at 103.00 N/R   $ 804,965
1,000 Triview Metropolitan District, El Paso County, Colorado, Water and
Wastewater Enterprise Revenue Bonds, Green Series 2020, 3.250%,
12/01/45 - BAM Insured
12/28 at 100.00 A3   840,600
2,500 University of Colorado, Enterprise System Revenue Bonds, Refunding
Green Series 2021A, 4.000%, 6/01/46
6/31 at 100.00 Aa1   2,452,300
14,500 University of Colorado, Enterprise System Revenue Bonds, Series
2014A, 5.000%, 6/01/46, (Pre-refunded 6/01/24)
6/24 at 100.00 Aa1  (4) 14,702,710
2,500 Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A,
4.000%, 12/01/36 - BAM Insured
12/26 at 100.00 A3   2,542,775
5,000 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/01/44
12/29 at 100.00 AA   5,390,000
2,175 Weld County School District RE1, Colorado, General Obligation Bonds,
Series 2017, 5.000%, 12/15/30
12/26 at 100.00 AA   2,304,043
7,810 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   7,363,971
1,785 West Meadow Metropolitan District, Town of Fraser, Grand County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2023A, 6.500%, 12/01/50, 144A
12/28 at 103.00 N/R   1,842,656
500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R   432,585
Total Colorado 538,433,106
Connecticut - 0.7% (0.5% of Total Investments)
1,650 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 A   1,687,620
6,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A   5,497,140
2,800 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/55, 144A
1/26 at 102.00 BB+   2,300,592
7,165 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%,
7/01/45
7/25 at 100.00 A-   7,270,111
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2017I-1:
500 5.000%, 7/01/34 7/27 at 100.00 A3   530,495
2,425 5.000%, 7/01/42 7/27 at 100.00 A3   2,498,744
7,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A, 5.000%, 5/01/37
5/30 at 100.00 AA-   8,313,675
Total Connecticut 28,098,377
Delaware - 0.3% (0.2% of Total Investments)
1,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 BBB   1,014,040
9,070 Delaware Transportation Authority, Revenue Bonds, US 301 Project,
Series 2015, 5.000%, 6/01/55
6/25 at 100.00 AA-   9,187,457
Total Delaware 10,201,497

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia - 3.5% (2.1% of Total Investments)
$ 1,250 District of Columbia Student Dormitory Revenue Bonds, Provident
Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45
8/23 at 100.00 BB-   $ 1,198,200
107,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
8/23 at 24.60 N/R   24,998,410
5,000 District of Columbia, General Obligation Bonds, Series 2021D, 4.000%,
2/01/46
2/31 at 100.00 AA+   4,912,850
District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017:
3,500 5.000%, 4/01/35 4/27 at 100.00 A-   3,703,805
3,440 5.000%, 4/01/36 4/27 at 100.00 A-   3,622,767
60 5.000%, 4/01/36, (Pre-refunded 4/01/27) 4/27 at 100.00 N/R  (4) 64,473
Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B:
12,455 4.000%, 10/01/44 10/29 at 100.00 Baa2   12,090,691
4,750 5.000%, 10/01/47 10/29 at 100.00 Baa2   4,960,853
13,710 4.000%, 10/01/49 10/29 at 100.00 Baa2   12,970,345
7,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B, 0.000%,
10/01/36 - AGC Insured
No Opt. Call A2   4,133,640
32,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, 6.500%,
10/01/41, (Pre-refunded 10/01/26) - AGC Insured
10/26 at 100.00 A2  (4) 35,450,240
18,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 Baa1   20,339,280
3,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 AA-   3,130,890
Total District of Columbia 131,576,444
Florida - 7.0% (4.3% of Total Investments)
2,800 Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2016, 5.000%,
9/01/46
9/23 at 100.00 BBB   2,801,008
2,830 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA-   2,901,882
810 Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding
Series 2003, 5.500%, 10/01/23 - AMBAC Insured
No Opt. Call AA+   812,414
3,570 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Hodges University, Refunding Series 2013, 6.125%, 11/01/43, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R  (4) 3,593,169
5,810 Collier County, Florida, Tourist Development Tax Revenue Bonds, Series
2018, 4.000%, 10/01/43
10/28 at 100.00 Aa3   5,812,673
530 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/50, 144A
9/27 at 100.00 N/R   436,784
Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040 0.000%, 11/01/25 - NPFG Insured No Opt. Call Baa2   945,152
1,590 0.000%, 11/01/26 - NPFG Insured No Opt. Call Baa2   1,389,437
2,000 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 A+   1,930,660

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 15,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018F, 5.000%, 10/01/48, (UB) (8)
10/28 at 100.00 AA-   $ 15,758,550
Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B:
5,730 5.000%, 10/01/40, (Pre-refunded 10/01/24) 10/24 at 100.00 A+  (4) 5,847,981
12,885 5.000%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 A+  (4) 13,150,302
13,480 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A
Tampa General Hospital, Series 2020A, 4.000%, 8/01/50
2/31 at 100.00 Baa1   12,113,263
2,500 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 A2   2,505,300
Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A:
3,810 5.000%, 2/01/40 - AGM Insured 2/24 at 100.00 A1   3,824,478
19,145 5.000%, 2/01/44 - AGM Insured 2/24 at 100.00 A1   19,202,627
Miami Health Facilities Authority, Florida, Health Facilities Revenue
Bonds, Miami Jewish Health System Inc. Project, Series 2017:
205 5.000%, 7/01/32 7/27 at 100.00 BB+   184,844
5,035 5.125%, 7/01/46 7/27 at 100.00 BB+   4,102,921
7,390 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45
4/25 at 100.00 A-   7,492,869
15,000 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A-   15,502,350
10,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/35
8/23 at 100.00 BBB+   10,102,900
5,560 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51
8/31 at 100.00 A   4,918,154
3,000 Miami-Dade County Industrual Development Authority, Florida,
Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48
1/28 at 100.00 BBB-   2,854,590
7,000 Miami-Dade County School District, Florida, General Obligation Bonds,
School Series 2022A, 5.000%, 3/15/52 - BAM Insured
3/32 at 100.00 Aa3   7,629,650
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
International Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 A   1,009,340
14,015 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/41
10/26 at 100.00 A   14,379,810
4,715 Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson
Health System, Series 2017, 5.000%, 6/01/38
6/27 at 100.00 AA-   4,888,229
7,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2018, 4.000%, 7/01/48
7/28 at 100.00 AA   6,768,090
4,885 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 AA   5,249,030
Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B:
6,000 4.000%, 10/01/44 10/29 at 100.00 AA-   5,876,280
3,965 4.000%, 10/01/49 10/29 at 100.00 AA-   3,827,533
11,240 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 A2   10,491,753
2,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2023, 5.000%,
10/01/53
4/33 at 100.00 A2   2,620,825

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,095 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2, 0.000%, 10/01/32
10/29 at 91.18 BBB-   $ 750,688
4,250 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%,
10/01/49
10/29 at 100.00 BBB-   4,320,210
2,000 Palm Beach County Health Facilities Authority, Florida  Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities,
Inc Obligated Group, Series 2018A, 5.000%, 11/15/45
11/25 at 103.00 A-   1,914,340
5,680 Palm Beach County Health Facilities Authority, Florida, Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities,
Inc Obligated Group, Series 2016, 5.000%, 11/15/32
11/26 at 100.00 A-   5,749,864
12,170 Sarasota County Public Hospital District, Florida, Hospital Revenue
Bonds, Sarasota Memorial Hospital Project, Series 2018, 4.000%,
7/01/48
7/28 at 100.00 A1   11,406,211
6,625 South Broward Hospital District, Florida, Hospital Revenue Bonds,
Refunding Series 2015, 4.000%, 5/01/33
5/25 at 100.00 Aa3   6,690,124
South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017:
8,000 5.000%, 8/15/42 8/27 at 100.00 A1   8,235,440
8,595 5.000%, 8/15/47 8/27 at 100.00 A1   8,817,267
1,490 Tampa Sports Authority, Hillsborough County, Florida, Sales Tax
Payments Special Purpose Bonds, Stadium Project, Series 1995,
5.750%, 10/01/25 - NPFG Insured
No Opt. Call Baa2   1,535,251
4,000 Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2016A, 4.000%, 11/15/46
5/26 at 100.00 Aa2   3,824,600
2,000 Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Embry-Riddle Aeronautical University, Series 2015B, 5.000%,
10/15/45, (Pre-refunded 4/15/25)
4/25 at 100.00 A2  (4) 2,057,920
7,400 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45
6/25 at 100.00 A-   7,497,310
Total Florida 263,724,073
Georgia - 4.5% (2.8% of Total Investments)
Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2015:
3,400 5.000%, 11/01/33, (Pre-refunded 5/01/25) 5/25 at 100.00 AA-  (4) 3,512,710
2,040 5.000%, 11/01/35, (Pre-refunded 5/01/25) 5/25 at 100.00 AA-  (4) 2,107,626
10,235 Clarke County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%,
7/01/46
7/26 at 100.00 A1   10,392,517
Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A:
2,000 5.000%, 4/01/42 4/27 at 100.00 A2   2,053,060
10,000 5.000%, 4/01/47 4/27 at 100.00 A2   10,215,800
5,300 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%,
7/01/46
7/31 at 100.00 A1   4,959,263
5,725 Fayette County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%,
7/01/46
7/26 at 100.00 A1   5,813,108

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Fulton County Development Authority, Georgia, Hospital Revenue
Bonds, Wellstar Health System, Inc Project, Series 2017A:
$ 4,330 5.000%, 4/01/42 4/27 at 100.00 A2   $ 4,444,875
10,000 5.000%, 4/01/47 4/27 at 100.00 A2   10,215,800
6,370 4.000%, 4/01/50 4/30 at 100.00 A2   5,958,562
4,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A1   4,061,560
5,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A1   4,702,100
12,590 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA  (4) 13,019,193
7,500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B, 5.500%, 2/15/42
2/27 at 100.00 AA   7,936,050
2,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A, 4.000%, 2/15/40
2/31 at 100.00 A   1,953,980
9,935 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51 7/31 at 100.00 AA   9,638,639
11,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series 2017A,
4.000%, 4/01/42
4/27 at 100.00 A2   10,593,880
1,350 Henry County Water and Sewerage Authority, Georgia, Revenue Bonds,
Refunding Series 2005, 5.250%, 2/01/27
No Opt. Call AA+   1,456,488
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019A:
1,860 5.000%, 5/15/43 5/29 at 100.00 A2   1,862,381
19,100 5.000%, 5/15/49 No Opt. Call A2   19,291,955
3,425 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2023C, 5.000%, 9/01/53, (Mandatory Put 9/01/30)
6/30 at 100.15 Aa1   3,602,381
10,160 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2023C, 5.000%, 9/01/53, (Mandatory Put 9/01/30), (UB) (8)
6/30 at 100.15 Aa1   10,686,186
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2015A:
5,680 5.000%, 7/01/60 7/25 at 100.00 BBB+   5,684,828
3,300 5.500%, 7/01/60 7/25 at 100.00 BBB+   3,338,577
8,230 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 A3   8,333,039
5,000 Rockdale County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 A1   4,761,200
675 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 4.000%, 10/01/38
10/29 at 100.00 AA-   685,847
Total Georgia 171,281,605
Hawaii - 0.0% (0.0% of Total Investments)
275 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
8/23 at 100.00 BB   275,179
Total Hawaii 275,179
Idaho - 0.6% (0.4% of Total Investments)
7,885 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/51
3/32 at 100.00 A3   6,967,659

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
$ 11,130 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds,
Transportation Expansion & Congestion Mitigation Fund, Series
2023A, 5.250%, 8/15/48
8/33 at 100.00 Aa1   $ 12,497,877
2,285 Idaho Housing and Finance Association, GNMA Housing Revenue
Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1,
7.250%, 3/20/37
8/23 at 101.00 Aaa   2,310,684
Total Idaho 21,776,220
Illinois - 16.8% (10.3% of Total Investments)
Board of Regents of Illinois State University, Auxiliary Facilities System
Revenue Bonds, Series 2018A:
1,000 5.000%, 4/01/34 - AGM Insured 4/28 at 100.00 A1   1,081,260
285 5.000%, 4/01/37 - AGM Insured 4/28 at 100.00 A1   303,770
1,370 5.000%, 4/01/38 - AGM Insured 4/28 at 100.00 A1   1,453,091
Bolingbrook, Will and DuPage Counties, Illinois, General Obligation
Bonds, Refunding Series 2002B:
4,595 0.000%, 1/01/32 - FGIC Insured No Opt. Call A2   3,304,448
4,000 0.000%, 1/01/34 - FGIC Insured No Opt. Call A2   2,647,360
11,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   11,599,280
3,155 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2023, 5.750%, 4/01/48
4/33 at 100.00 A   3,466,241
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB+   5,095,550
6,920 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 BB+   6,797,724
11,450 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   12,002,806
1,785 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   1,867,485
23,535 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   25,379,203
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A:
1,500 5.000%, 12/01/38 12/30 at 100.00 BB+   1,526,640
1,750 5.000%, 12/01/40 12/30 at 100.00 BB+   1,763,772
1,000 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 -
NPFG Insured
No Opt. Call BB+   1,033,200
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A:
4,000 4.000%, 12/01/50 12/29 at 100.00 A+   3,667,320
14,765 4.000%, 12/01/50 - BAM Insured 12/29 at 100.00 AA   13,733,960
9,285 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   9,403,662
4,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 5.000%, 1/01/53
1/29 at 100.00 A+   4,172,960
1,000 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.500%, 1/01/40, (UB) (8)
1/32 at 100.00 Baa3   1,092,040
22,670 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/25 - FGIC Insured
No Opt. Call Baa2   21,412,268
10,565 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB   11,222,143

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 4,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/40
1/29 at 100.00 BBB   $ 4,122,880
Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A:
14,465 5.250%, 1/01/58 - AGM Insured 7/33 at 100.00 A   15,624,225
6,030 5.500%, 1/01/62 - AGM Insured 7/33 at 100.00 A   6,722,003
7,240 Chicago, Illinois, Water Revenue Bonds, Second Lien Series 2023A,
5.250%, 11/01/53 - AGM Insured
5/33 at 100.00 A   7,890,586
5,125 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%,
12/01/43
12/23 at 100.00 BBB   5,128,178
4,500 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%,
12/01/47
12/27 at 100.00 A+   4,656,285
3,500 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2018A, 4.000%, 12/01/43
6/28 at 100.00 Aa2   3,468,500
Illinois Educational Facilities Authority, Revenue Bonds, Field Museum
of Natural History, Series 2002.RMKT:
2,750 3.900%, 11/01/36 11/27 at 102.00 A   2,755,857
5,265 5.500%, 11/01/36 11/23 at 100.00 A   5,293,168
3,215 Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois
Health Services Facility Project, Series 2020, 4.000%, 10/01/50
10/30 at 100.00 BBB+   2,816,019
Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C:
3,500 5.000%, 2/15/32 2/27 at 100.00 Aa2   3,706,710
25,880 4.000%, 2/15/41 2/27 at 100.00 Aa2   25,172,700
55 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (4) 56,713
1,200 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (4) 1,237,380
3,000 5.000%, 2/15/41 2/27 at 100.00 Aa2   3,098,760
2,500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 BBB+   2,049,975
Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2014A:
8,750 5.000%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 8,902,512
11,030 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 11,222,253
1,000 Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53, 144A
8/33 at 100.00 BB+   1,013,330
16,165 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 A3   16,379,025
Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A:
10,945 4.000%, 8/15/42 8/32 at 100.00 AA-   10,563,676
4,155 5.000%, 8/15/51 8/32 at 100.00 AA-   4,370,188
22,590 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   22,742,257
4,135 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 A3   4,138,887
5,410 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 A   5,456,526
14,200 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 4.000%, 8/15/41
8/31 at 100.00 AA-   13,613,824

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 8,500 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2023A, 5.250%, 5/15/54
5/33 at 100.00 AA-   $ 9,345,325
Illinois State, General Obligation Bonds, April Series 2014:
2,500 5.000%, 4/01/31 4/24 at 100.00 BBB+   2,523,025
3,000 5.000%, 4/01/38 4/24 at 100.00 BBB+   3,012,660
Illinois State, General Obligation Bonds, December Series 2017A:
5,000 5.000%, 12/01/34 12/27 at 100.00 BBB+   5,264,150
2,000 5.000%, 12/01/35 12/27 at 100.00 BBB+   2,097,100
5,420 5.000%, 12/01/39 12/27 at 100.00 BBB+   5,597,071
2,300 Illinois State, General Obligation Bonds, February Series 2014, 5.250%,
2/01/32
2/24 at 100.00 BBB+   2,316,790
1,750 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/32
1/26 at 100.00 BBB+   1,800,400
3,565 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/26
No Opt. Call BBB+   3,715,443
4,170 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 BBB+   4,544,007
Illinois State, General Obligation Bonds, May Series 2018A:
17,000 6.000%, 5/01/26 No Opt. Call BBB+   18,134,920
4,485 6.000%, 5/01/27 No Opt. Call BBB+   4,900,984
Illinois State, General Obligation Bonds, May Series 2020:
1,115 5.500%, 5/01/30 No Opt. Call BBB+   1,246,469
5,305 5.500%, 5/01/39 5/30 at 100.00 BBB+   5,801,283
2,360 5.750%, 5/01/45 5/30 at 100.00 BBB+   2,580,613
4,825 Illinois State, General Obligation Bonds, May Series 2023B, 5.500%,
5/01/47
5/32 at 100.00 BBB+   5,263,013
2,515 Illinois State, General Obligation Bonds, November Series 2016,
5.000%, 11/01/23
No Opt. Call BBB+   2,522,922
9,710 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call BBB+   10,213,658
5,000 Illinois State, General Obligation Bonds, October Series 2022C,
5.500%, 10/01/41
10/32 at 100.00 BBB+   5,553,050
5,030 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
8/23 at 100.00 AA-   5,034,326
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014B:
8,000 5.000%, 1/01/38 1/24 at 100.00 AA-   8,030,800
6,500 5.000%, 1/01/39 1/24 at 100.00 AA-   6,525,025
10,040 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 AA-   10,235,077
8,890 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 AA-   9,147,099
10,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 AA-   10,554,100
12,010 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 AA-   12,779,841
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A:
9,640 4.000%, 1/01/42 1/32 at 100.00 AA-   9,594,981
10,455 5.000%, 1/01/46 1/32 at 100.00 AA-   11,180,264
5,410 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior
Series 2023A, 5.250%, 1/01/45
7/33 at 100.00 AA-   5,962,469

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,115 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bond Trust 2015-XF0052, 5.791%, 1/01/38, 144A, (IF)
8/23 at 100.00 AA-   $ 1,118,847
11,050 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call BBB+   11,577,416
1,175 Macon and DeWitt Counties Community Unit School District 2 Maroa-
Forsyth, Illinois, General Obligation Bonds, Series 2021, 4.000%,
12/01/41 - AGM Insured
12/30 at 100.00 AA   1,153,779
2,350 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 BBB   2,385,156
8,800 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 BBB   8,987,088
4,750 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BBB   4,795,980
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1:
33,000 0.000%, 6/15/45 - AGM Insured No Opt. Call BBB   12,278,970
5,355 0.000%, 6/15/46 - AGM Insured No Opt. Call BBB   1,892,778
13,350 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1996A,
0.000%, 12/15/24 - NPFG Insured
No Opt. Call Baa2   12,631,102
970 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1998A,
5.500%, 12/15/23 - NPFG Insured
No Opt. Call BBB   974,743
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A:
3,505 0.000%, 6/15/30 No Opt. Call A   2,695,520
195 0.000%, 6/15/30, (ETM) No Opt. Call N/R  (4) 157,636
28,000 0.000%, 12/15/35 - AGM Insured No Opt. Call BBB   17,173,240
3,280 0.000%, 6/15/37 - NPFG Insured No Opt. Call Baa2   1,829,190
11,715 0.000%, 12/15/38 - NPFG Insured No Opt. Call Baa2   6,023,502
4,290 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26,
(ETM)
No Opt. Call AA+  (4) 4,556,452
2,300 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2000A,
6.500%, 7/01/30 - NPFG Insured
No Opt. Call Aa3   2,724,166
2,855 Sangamon County School District 186 Springfield, Illinois, General
Obligation Bonds, Alternate Revenue Source Series 2023, 5.500%,
6/01/58 - AGM Insured , (WI/DD)
6/33 at 100.00 AA   3,136,646
2,500 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project & Refunding
Series 2019A, 4.000%, 1/01/44 - BAM Insured
1/29 at 100.00 AA   2,462,775
4,125 Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Memorial Group, Inc., Series 2013, 7.625%, 11/01/48, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R  (4) 4,164,435
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien
Series 2015:
2,250 5.000%, 3/01/29 3/25 at 100.00 A3   2,294,213
7,000 5.000%, 3/01/31 3/25 at 100.00 A3   7,134,330
2,000 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.250%, 10/01/38
10/23 at 100.00 A-   2,009,800
Total Illinois 635,863,229

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana - 2.8% (1.7% of Total Investments)
$ 6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/44
10/24 at 100.00 Baa2   $ 6,013,020
3,400 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 AA   3,474,664
7,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 AA   6,476,190
1,875 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40
6/25 at 100.00 AA   1,834,913
13,415 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health Series
2022, 5.000%, 1/01/52 - AGM Insured
1/32 at 100.00 A   14,171,069
11,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 A+   11,334,290
10,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2022B, 5.250%, 10/01/47
10/30 at 100.00 Aa3   10,800,700
13,215 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 A+   13,479,432
5,130 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy
Group Project, First Lien Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA-   5,285,901
14,100 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 A+   14,424,582
Indianapolis Local Public Improvement Bond Bank, Indiana, Series
1999E:
9,255 0.000%, 2/01/25 - AMBAC Insured No Opt. Call AA-   8,777,812
9,560 0.000%, 2/01/26 - AMBAC Insured No Opt. Call AA-   8,766,520
1,580 Zionsville Community Schools Building Corporation, Boone County,
Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 - AGM
Insured
No Opt. Call A1   1,359,242
Total Indiana 106,198,335
Iowa - 0.7% (0.5% of Total Investments)
6,775 Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021, 5.000%,
9/01/51
9/28 at 102.00 N/R   4,982,064
8,250 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50
12/29 at 103.00 BBB-   8,347,597
3,085 Iowa Finance Authority, Senior Housing Revenue Bonds, Northcrest Inc.
Project, Series 2018A, 5.000%, 3/01/48
3/24 at 103.00 BB+   2,620,831
8,265 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2,
0.000%, 6/01/65
6/31 at 25.58 N/R   957,418
Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding
Capital Loan Note Series 2016:
4,700 5.000%, 12/01/36, (Pre-refunded 12/01/26) 12/26 at 100.00 A-  (4) 5,021,057
5,990 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 A-  (4) 6,399,177
Total Iowa 28,328,144
Kansas - 0.6% (0.4% of Total Investments)
Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B:
5,000 5.000%, 9/01/42 - AGM Insured 9/31 at 100.00 AA   5,421,500
3,550 5.000%, 9/01/47 - AGM Insured 9/31 at 100.00 AA   3,796,831

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 3,700 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A, 5.000%, 4/01/38 - BAM Insured
4/26 at 100.00 AA   $ 3,857,768
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A:
6,000 5.000%, 7/01/43 7/28 at 100.00 A-   6,164,580
3,965 5.000%, 7/01/48 7/28 at 100.00 A-   4,042,992
Total Kansas 23,283,671
Kentucky - 0.6% (0.4% of Total Investments)
6,010 Kentucky Economic Development Finance Authority, Health System
Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%,
10/01/28 - NPFG Insured
No Opt. Call Baa2   4,950,677
1,300 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 BBB-   1,311,193
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C:
5,000 6.750%, 7/01/43 7/31 at 100.00 Baa2   5,723,300
8,610 6.875%, 7/01/46 7/31 at 100.00 Baa2   9,873,776
1,380 University of Kentucky, General Receipts Bonds, University of Kentucky
Mixed-Use Parking Project, Series 2019A, 4.000%, 5/01/44
5/29 at 100.00 Aa3   1,347,446
Total Kentucky 23,206,392
Louisiana - 1.9% (1.2% of Total Investments)
6,305 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
8/23 at 100.00 N/R   6,308,468
4,000 East Baton Rouge Parish Capital Improvement District, Louisiana,
MOVEBR Sales Tax Revenue Bonds, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 Aa3   4,196,680
1,870 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 A1   1,945,155
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017:
2,000 5.000%, 5/15/42 5/27 at 100.00 A3   2,044,860
13,590 5.000%, 5/15/46 5/27 at 100.00 A3   13,837,610
1,695 Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A3   1,716,933
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016:
20 4.000%, 5/15/35, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) 20,439
2,345 4.000%, 5/15/36 5/26 at 100.00 A3   2,351,003
20 5.000%, 5/15/47, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) 20,968
1,975 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A3   1,995,185
13,615 Louisiana Stadium and Exposition District, Revenue Bonds, Senior
Series 2023A, 5.000%, 7/01/48
7/33 at 100.00 A2   14,653,144
1,015 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017C, 5.000%, 5/01/45
11/27 at 100.00 AA-   1,057,356
5,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017A, 5.000%, 1/01/48
1/27 at 100.00 A   5,127,750
6,280 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (4) 6,367,794

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 4,000 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018A, 5.000%, 4/01/48 - AGM
Insured
4/28 at 100.00 A1   $ 4,127,560
5,000 Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, St. Tammany Parish Hospital Project, Refunding
Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 AA-   5,034,900
1,355 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding
Series 2015, 5.000%, 12/01/40
12/25 at 100.00 Baa1   1,376,423
Total Louisiana 72,182,228
Maine - 0.7% (0.4% of Total Investments)
6,300 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2016A, 5.000%, 7/01/41
7/26 at 100.00 Ba1   6,174,126
8,675 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, MaineHealth Issue, Series 2018A, 5.000%, 7/01/43
7/28 at 100.00 A+   9,006,212
11,150 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, MaineHealth Issue, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 A+   10,443,201
Total Maine 25,623,539
Maryland - 1.6% (1.0% of Total Investments)
5,905 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/46
9/27 at 100.00 B   5,413,409
8,610 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate
Series 2017A, 5.000%, 7/01/41
1/27 at 100.00 A   8,959,394
4,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48
1/28 at 100.00 A   3,760,480
4,125 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn,
Series 2022A, 4.000%, 6/01/47
6/32 at 100.00 A1   3,962,475
17,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A, 5.000%,
5/01/42
5/28 at 100.00 AA-   17,870,570
Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2020:
3,000 4.000%, 7/01/39 7/30 at 100.00 AA-   3,034,890
3,000 4.000%, 7/01/50 7/30 at 100.00 AA-   2,906,460
9,095 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/51
7/31 at 100.00 Aa2   9,865,710
2,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 5.000%, 12/01/44
6/25 at 100.00 AA-   2,029,560
1,150 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%,
11/01/37
11/24 at 103.00 B   1,039,761
2,250 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B, 5.000%, 11/01/47
11/24 at 103.00 B   1,893,577
Total Maryland 60,736,286
Massachusetts - 2.3% (1.4% of Total Investments)
5,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51
7/31 at 100.00 Aa3   4,834,850
1,250 Massachusetts Development Finance Agency, Hospital Revenue
Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%,
11/15/41, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R  (4) 1,256,763

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 435 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 N/R  (4) $ 490,606
930 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB   938,398
3,890 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Refunding Series 2023FF, 5.000%, 10/01/48
10/33 at 100.00 AA-   4,294,910
11,370 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2016BB-1, 5.000%, 10/01/46
10/26 at 100.00 AA-   11,715,534
3,630 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53
7/28 at 100.00 A3   3,717,047
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 A   1,124,970
Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015:
2,070 4.500%, 1/01/45 1/25 at 100.00 Baa2   1,952,465
8,800 5.000%, 1/01/45 1/25 at 100.00 Baa2   8,819,536
2,700 Massachusetts Development Finance Agency, Revenue Bonds, Olin
College, Series 2013E, 5.000%, 11/01/43
11/23 at 100.00 A   2,705,184
4,100 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/36
1/28 at 100.00 AA-   4,136,572
Massachusetts Development Finance Agency, Revenue Bonds, Western
New England University, Series 2015:
1,380 5.000%, 9/01/40 9/25 at 100.00 BBB-   1,322,689
1,545 5.000%, 9/01/45 9/25 at 100.00 BBB-   1,433,451
3,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AA-   3,728,310
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.250%, 10/01/52
10/32 at 100.00 AA+   5,549,200
16,055 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2023A, 5.000%, 5/01/53
5/33 at 100.00 AA+   17,542,175
12,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A, 5.000%,
6/01/50
6/31 at 100.00 Aa1   13,005,480
Total Massachusetts 88,568,140
Michigan - 12.2% (7.5% of Total Investments)
315 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/34
11/27 at 102.00 BB+   306,004
895 Bloomfield Township, Michigan, General Obligation Bonds, Refunding
Series 2016, 5.000%, 5/01/28
5/26 at 100.00 AAA   940,153
4,445 Byron Center Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2017I, 5.000%,
5/01/47
5/27 at 100.00 AA   4,591,018
1,135 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2014, 5.000%, 5/01/39
5/24 at 100.00 AA   1,145,998
1,220 Central Michigan University Board of Trustees, General Revenue Bonds,
Refunding Series 2014, 5.000%, 10/01/39
10/24 at 100.00 A+   1,232,005
1,000 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.250%, 11/01/36
8/23 at 100.00 B   756,200

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 2,000 County of Calhoun Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Oaklawn Hospital, Refunding Series 2016, 5.000%,
2/15/47
2/27 at 100.00 Ba2   $ 1,900,560
4,400 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 AA   4,414,080
2,755 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue
Bonds, Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A2   2,902,200
15 Detroit, Michigan, Water Supply System Revenue Bonds, Refunding
Second Lien Series 2004A, 5.000%, 7/01/34 - AGM Insured
8/23 at 100.00 A+   15,022
1,700 Downriver Utility Wastewater Authority, Michigan, Sewer System
Revenue Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 AA   1,773,593
Eastern Michigan University, General Revenue Bonds, Refunding Series
2017A:
1,100 5.000%, 3/01/33 - BAM Insured 3/27 at 100.00 A3   1,164,097
2,270 5.000%, 3/01/36 - BAM Insured 3/27 at 100.00 A3   2,396,825
11,165 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 A1   10,497,445
1,000 Ferris State University, Michigan, General Revenue Bonds, Series
2020A, 4.000%, 10/01/39
10/29 at 100.00 A+   961,720
220 Genesee County, Michigan, Sewage Disposal System Revenue Bonds,
Interceptors & Treatment Facilties, Series 2020A, 4.000%, 6/01/40 -
BAM Insured
6/29 at 100.00 AA   222,255
Grand Rapids and Kent County Joint Building Authority, Michigan,
Limited Tax General Obligation Bonds, Devos Place Project, Series
2001:
8,260 0.000%, 12/01/23 No Opt. Call AAA   8,166,001
8,575 0.000%, 12/01/24 No Opt. Call AAA   8,198,986
8,900 0.000%, 12/01/25 No Opt. Call AAA   8,244,960
3,000 0.000%, 12/01/26 No Opt. Call AAA   2,698,560
100 0.000%, 12/01/27 No Opt. Call AAA   87,418
4,305 0.000%, 12/01/29 No Opt. Call AAA   3,560,278
1,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series 2016,
5.000%, 5/01/38 - AGM Insured
5/26 at 100.00 A3   1,034,160
Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019:
1,000 5.000%, 11/01/36 - AGM Insured 5/29 at 100.00 A3   1,083,770
1,250 5.000%, 11/01/42 - AGM Insured 5/29 at 100.00 A3   1,320,162
1,850 5.000%, 11/01/43 - AGM Insured 5/29 at 100.00 A3   1,955,450
Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Improvement & Refunding Series 2014:
1,000 5.000%, 1/01/32, (Pre-refunded 1/01/24) 1/24 at 100.00 AA  (4) 1,006,960
1,000 5.000%, 1/01/33, (Pre-refunded 1/01/24) 1/24 at 100.00 AA  (4) 1,006,960
1,000 5.000%, 1/01/34, (Pre-refunded 1/01/24) 1/24 at 100.00 AA  (4) 1,006,960
1,855 5.000%, 1/01/44, (Pre-refunded 1/01/24) 1/24 at 100.00 AA  (4) 1,867,911
Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series
2018:
2,500 5.000%, 1/01/43 1/28 at 100.00 AA   2,611,175
6,055 5.000%, 1/01/48 1/28 at 100.00 AA   6,300,591
4,295 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series
2020, 5.000%, 1/01/45
1/30 at 100.00 AA   4,610,554

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Grand Traverse County Hospital Finance Authority, Michigan, Revenue
Bonds, Munson Healthcare, Series 2019A:
$ 1,720 5.000%, 7/01/36 7/28 at 100.00 A1   $ 1,834,845
1,995 5.000%, 7/01/39 7/28 at 100.00 A1   2,087,069
500 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 A+   509,260
1,005 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Refunding Second Lien Series 2016C, 5.000%, 7/01/32
7/26 at 100.00 A2   1,057,330
Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Refunding Senior Lien Series 2016C:
6,245 5.000%, 7/01/32 7/26 at 100.00 A1   6,588,038
10,000 5.000%, 7/01/35 7/26 at 100.00 A1   10,494,300
27,955 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A1   28,623,125
6,910 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I,
4.000%, 5/01/47
5/30 at 100.00 AA   6,796,676
1,265 Jenison Public Schools, Ottawa County, Michigan, General Obligation
Bonds, Series 2017, 5.000%, 5/01/30
5/27 at 100.00 Aa3   1,361,772
1,675 Kalamazoo County, Michigan, General Obligation Bonds, Juvenile
Home Facilities Series 2017, 5.000%, 4/01/30
4/27 at 100.00 AA+   1,811,228
Kent County, Michigan, General Obligation Bonds, Limited Tax Capital
Improvement Series 2016:
1,000 5.000%, 6/01/31 6/26 at 100.00 AAA   1,050,090
1,445 5.000%, 6/01/34 6/26 at 100.00 AAA   1,510,184
Kent County, Michigan, General Obligation Bonds, Limited Tax Capital
Improvement Series 2017A:
1,570 5.000%, 6/01/36 6/27 at 100.00 AAA   1,694,784
1,650 5.000%, 6/01/37 6/27 at 100.00 AAA   1,770,994
1,025 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/34
1/25 at 100.00 AAA   1,053,095
3,440 Kent County, Michigan, General Obligation Bonds, Refunding Limited
Tax Series 2015, 5.000%, 1/01/31
1/25 at 100.00 AAA   3,537,146
Lake Saint Claire Clean Water Drain Drainage District, Macomb County,
Michigan, General Obligation Bonds, Series 2013:
1,000 5.000%, 10/01/25, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (4) 1,002,740
1,020 5.000%, 10/01/26, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (4) 1,022,795
Lake Superior State University Board of Trustees, Michigan, General
Revenue Bonds, Series 2018:
2,395 5.000%, 1/15/38 - AGM Insured 1/28 at 100.00 AA   2,514,127
4,000 5.000%, 1/15/43 - AGM Insured 1/28 at 100.00 AA   4,182,720
10,900 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A, 5.000%, 7/01/44
7/29 at 100.00 AA-   11,586,700
13,000 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2021A, 5.000%, 7/01/51
7/31 at 100.00 AA-   13,718,770
Lansing School District, Ingham County, Michigan, General Obligation
Bonds, School Building and Site Series 2019II:
1,325 5.000%, 5/01/40 5/29 at 100.00 AA   1,435,902
1,000 5.000%, 5/01/41 5/29 at 100.00 AA   1,084,360
Lansing School District, Ingham County, Michigan, General Obligation
Bonds, Series 2016I:
2,085 5.000%, 5/01/38 5/26 at 100.00 AA   2,146,862
2,200 5.000%, 5/01/41 5/26 at 100.00 AA   2,258,916

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 2,200 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
2/24 at 103.00 N/R   $ 2,137,586
500 Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/33
7/26 at 100.00 AA-   520,005
1,500 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3   1,583,160
Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020:
17,500 4.000%, 11/01/50 11/30 at 100.00 Aa3   16,443,875
10,005 4.000%, 11/01/55 11/30 at 100.00 Aa3   9,252,824
3,500 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Kalamazoo College Project, Refunding Series 2018,
5.000%, 12/01/43
12/28 at 100.00 A3   3,613,260
1,780 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Refunding Series 2015A, 5.000%, 8/01/32, (Pre-
refunded 8/01/24)
8/24 at 100.00 Aa3  (4) 1,807,661
4,850 Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan
Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39, (Pre-
refunded 6/01/24)
6/24 at 100.00 A+  (4) 4,913,777
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2015:
3,330 5.000%, 11/15/45, (Pre-refunded 5/15/25) 5/25 at 100.00 N/R  (4) 3,437,492
2,730 5.000%, 11/15/45 5/25 at 100.00 A-   2,737,071
Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project,
Series 2014H-1:
2,000 5.000%, 10/01/24 10/23 at 100.00 AA-   2,005,280
2,000 5.000%, 10/01/25 10/24 at 100.00 AA-   2,034,500
11,025 5.000%, 10/01/39 10/24 at 100.00 AA-   11,076,156
Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal System
Local Project, Second Lien Series 2015C:
4,665 5.000%, 7/01/34 7/25 at 100.00 A2   4,771,315
1,070 5.000%, 7/01/35 7/25 at 100.00 A2   1,091,807
Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Refunding Senior Loan Series 2014D-1:
1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 A1   1,516,455
1,625 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 A1   1,639,040
Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI:
5,340 5.000%, 12/01/45 6/26 at 100.00 AA-   5,440,873
175 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 N/R  (4) 184,397
9,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 AA-   8,425,260
12,520 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/36
12/27 at 100.00 AA-   12,611,772
1,900 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017MI, 5.000%, 12/01/30
6/27 at 100.00 AA-   2,033,304
2,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 AA-   1,876,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 11,730 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB+   $ 12,270,636
10,330 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 Aa2   9,724,559
200 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007,
6.500%, 12/01/37
8/23 at 100.00 N/R   200,012
Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I:
2,085 5.000%, 4/15/31, (Pre-refunded 10/15/25) 10/25 at 100.00 N/R  (4) 2,170,214
14,915 5.000%, 4/15/31 10/25 at 100.00 AA-   15,477,146
5,615 5.000%, 4/15/38 10/25 at 100.00 AA-   5,794,736
2,500 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2016-I, 5.000%, 10/15/46
10/26 at 100.00 AA-   2,591,075
960 Michigan State Hospital Finance Authority, Hospital Revenue Refunding
Bonds, St. John's Health System, Series 1998A, 5.000%, 5/15/28 -
AMBAC Insured, (ETM)
8/23 at 100.00 N/R  (4) 1,031,549
8,300 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 AA   8,193,428
3,000 Michigan State University, General Revenue Bonds, Taxable Series
2019A, 5.000%, 2/15/48
2/29 at 100.00 AA   3,155,550
1,950 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015, 5.000%, 11/15/29
11/24 at 100.00 Aa2   1,993,446
4,790 Mona Shores Public Schools, Muskegon County, Michigan, General
Obligation Bonds, School Building & Site Series 2019I, 5.000%,
5/01/48
5/29 at 100.00 Aa1   5,089,615
2,945 Muskegon Community College District, Michigan, General Obligation
Bonds, Community Facility Series 2013I, 5.000%, 5/01/38
5/24 at 100.00 AA   2,966,145
Muskegon County, Michigan, General Obligation Wastewater Bonds,
Management System 1, Refunding Series 2015:
1,350 5.000%, 11/01/33 11/25 at 100.00 AA   1,395,360
1,730 5.000%, 11/01/36 11/25 at 100.00 AA   1,783,959
Northern Michigan University, General Revenue Bonds, Series 2018A:
400 5.000%, 12/01/33 6/28 at 100.00 A   435,160
650 5.000%, 12/01/35 6/28 at 100.00 A   702,689
1,200 Novi Community School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2022-II, 4.000%,
5/01/47
5/32 at 100.00 Aa2   1,155,624
5,400 Oakland University, Michigan, General Revenue Bonds, Series 2016,
5.000%, 3/01/47
3/26 at 100.00 A1   5,464,044
3,805 Rockford Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2023II, 5.000%, 5/01/44
5/33 at 100.00 AA   4,125,457
5,380 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding
Series 2014D, 5.000%, 9/01/39, (Pre-refunded 3/01/24)
3/24 at 100.00 Aa3  (4) 5,427,129
1,510 Royal Oak, Oakland County, Michigan, General Obligation Bonds,
Taxable Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 AA   1,619,203
810 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A   841,720

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 1,435 South Haven Public Schools, Van Buren Couty, Michigan, General
Obligation Bonds, School Building & Site, Series 2014A, 5.000%,
5/01/41 - BAM Insured
5/24 at 100.00 AA   $ 1,449,436
550 Troy School District, Oakland County, Michigan, General Obligation
Bonds, Refunding Series 2015, 5.000%, 5/01/26
5/25 at 100.00 AA   567,666
4,000 University of Michigan, General Revenue Bonds, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 AAA  (4) 4,046,800
University of Michigan, Michigan, General Revenue Bonds, Series
2017A:
2,000 5.000%, 4/01/34 4/27 at 100.00 AAA   2,160,560
2,000 5.000%, 4/01/35 4/27 at 100.00 AAA   2,155,140
1,065 5.000%, 4/01/36, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA  (4) 1,146,323
2,000 5.000%, 4/01/42, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA  (4) 2,152,720
5,000 5.000%, 4/01/47, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA  (4) 5,381,800
7,200 5.000%, 4/01/47, (Pre-refunded 4/01/27), (UB) 4/27 at 100.00 AAA  (4) 7,749,792
1,600 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2014,
5.000%, 5/01/40, (Pre-refunded 11/01/23)
11/23 at 100.00 Aa1  (4) 1,606,496
2,000 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019,
5.000%, 5/01/49
5/29 at 100.00 Aa1   2,114,600
1,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 A   1,038,570
4,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/42
- AGM Insured
8/23 at 100.00 A   4,003,040
2,200 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 A   2,238,940
3,700 Wayne State University, Michigan, General Revenue Bonds, Series
2013A, 5.000%, 11/15/40
11/23 at 100.00 A+   3,704,625
5,000 Wayne State University, Michigan, General Revenue Bonds, Series
2018A, 5.000%, 11/15/43
11/28 at 100.00 A+   5,230,300
2,590 West Bloomfield School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2017, 5.000%,
5/01/36 - AGM Insured
5/27 at 100.00 A1   2,792,719
Western Michigan University, General Revenue Bonds, Refunding
Series 2013:
750 5.250%, 11/15/33, (Pre-refunded 11/15/23) - AGM Insured 11/23 at 100.00 Aa3  (4) 754,170
4,250 5.000%, 11/15/39, (Pre-refunded 11/15/23) - AGM Insured 11/23 at 100.00 Aa3  (4) 4,270,612
Western Michigan University, General Revenue Bonds, Refunding
Series 2015A:
1,500 5.000%, 11/15/40 5/25 at 100.00 A   1,522,680
850 5.000%, 11/15/45 5/25 at 100.00 A   859,350
3,335 Western Michigan University, General Revenue Bonds, Refunding
Series 2019A, 5.000%, 11/15/44
11/29 at 100.00 A   3,495,880
350 Williamston Community School District, Michigan, Unlimited Tax
General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 -
NPFG Insured
No Opt. Call Aa2   359,660
2,700 Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A,
5.000%, 10/01/44 - BAM Insured
10/25 at 100.00 AA   2,773,629
Total Michigan 461,051,493

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota - 4.7% (2.9% of Total Investments)
$ 285 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/36
8/26 at 100.00 BB+   $ 241,671
3,565 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds,
Tesfa International dba Twin Lakes STEM Academy Project, Series
2021A, 5.250%, 6/15/56
6/29 at 100.00 N/R   2,547,513
730 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds,
Tesfa International dba Twin Lakes STEM Academy Project, Taxable
Series 2021B, 6.000%, 6/15/31
6/29 at 100.00 N/R   659,307
3,000 Carlton County, Minnesota, General Obligation Bonds, Minnesota State
Credit Enhancement Program Series 2022A, 4.000%, 2/01/47
2/32 at 100.00 Aa1   2,922,030
350 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019, 4.000%,
9/01/39
9/26 at 102.00 N/R   261,772
4,005 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview
Christian Home Project, Series 2016, 5.000%, 10/01/41
10/24 at 102.00 N/R   3,512,946
Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A:
1,105 3.500%, 8/01/25, 144A 8/23 at 100.00 N/R   1,081,640
1,000 5.000%, 8/01/46, 144A 8/23 at 100.00 N/R   924,150
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A:
2,000 4.250%, 2/15/43 2/28 at 100.00 A-   1,932,240
1,300 5.000%, 2/15/43 2/28 at 100.00 A-   1,330,511
10,700 5.000%, 2/15/53 2/28 at 100.00 A-   10,751,253
3,000 5.250%, 2/15/53 2/28 at 100.00 A-   3,098,730
7,240 5.250%, 2/15/58 2/28 at 100.00 A-   7,463,282
3,600 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 BBB-   3,675,348
GFW Independent School District No. 2365, Sibley, Renville, McLeod
and Nicollet Counties, Minnesota, General Obligation School Building
Bonds, Series 2023A:
1,725 5.000%, 2/01/43 2/31 at 100.00 AAA   1,870,332
1,125 4.125%, 2/01/52 2/31 at 100.00 AAA   1,118,936
535 Independence, Minnesota, Charter School Lease Revenue Bonds,
Paladin Career & Technical High School Project, Series 2021A,
4.000%, 6/01/41
6/29 at 102.00 N/R   408,071
9,840 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41
2/27 at 100.00 AAA   9,864,797
2,800 Itasca County Independent School District 318, Minnesota, General
Obligation Bonds, Series 2018A, 4.000%, 2/01/37
2/27 at 100.00 AAA   2,861,852
1,000 Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 AAA   976,940
405 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 N/R   384,746
2,250 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2021, 4.000%, 11/15/40
11/31 at 100.00 A1   2,177,708
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2018A:
2,530 4.000%, 11/15/48 11/28 at 100.00 BBB+   2,212,510
3,395 5.000%, 11/15/49 11/28 at 100.00 BBB+   3,450,373

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A:
$ 1,000 5.000%, 1/01/33 7/29 at 100.00 A+   $ 1,104,180
2,245 5.000%, 1/01/44 7/29 at 100.00 A+   2,379,116
3,500 5.000%, 1/01/49 7/29 at 100.00 A+   3,679,375
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C:
1,630 5.000%, 1/01/37 1/27 at 100.00 AA-   1,712,005
7,000 5.000%, 1/01/41 1/27 at 100.00 AA-   7,256,760
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A:
2,000 4.125%, 1/01/47 1/32 at 100.00 A+   1,961,740
2,000 4.250%, 1/01/52 1/32 at 100.00 A+   1,968,300
10,385 5.000%, 1/01/52 1/32 at 100.00 A+   11,053,586
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B:
610 4.125%, 10/01/42 10/30 at 100.00 A2   596,202
1,000 4.125%, 10/01/42 10/30 at 100.00 A2   977,380
2,140 5.000%, 10/01/47 10/30 at 100.00 A2   2,240,173
1,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D, 4.000%, 8/01/42
8/30 at 100.00 AA+   977,960
280 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A, 3.000%, 8/01/37
8/31 at 100.00 AA+   257,250
650 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/35
8/31 at 100.00 AA+   619,697
3,165 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C, 4.000%, 8/01/43
8/31 at 100.00 AA+   3,078,817
4,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/42
8/32 at 100.00 AA+   4,382,320
2,855 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 Aa3   2,935,425
10,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo
Clinic, Series 2022, 5.000%, 11/15/57
11/32 at 100.00 AA   10,768,300
Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019:
10,325 5.000%, 5/01/48 5/29 at 100.00 A2   10,679,457
6,000 4.000%, 5/01/49 5/29 at 100.00 A2   5,617,200
4,825 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence,
Series 2023, 5.500%, 3/01/53, 144A
3/33 at 100.00 Ba1   4,473,788
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+   1,747,820
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A:
2,000 5.750%, 9/01/46 9/26 at 100.00 BB+   2,003,220
3,850 6.000%, 9/01/51 9/26 at 100.00 BB+   3,871,214
530 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 3.875%, 12/01/30
12/28 at 102.00 BB-   475,611
4,170 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+   3,319,904

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group,
Refunding Series 2015A:
$ 1,000 5.000%, 7/01/29 7/25 at 100.00 A   $ 1,024,410
3,000 5.000%, 7/01/30 7/25 at 100.00 A   3,074,760
Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A:
595 4.000%, 11/15/35 11/27 at 100.00 BBB+   586,462
1,470 4.000%, 11/15/43 11/27 at 100.00 BBB+   1,334,025
Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A:
210 6.500%, 6/01/29 No Opt. Call N/R   207,287
1,070 6.375%, 6/01/42 6/29 at 103.00 N/R   1,048,075
3,055 6.500%, 6/01/57 6/29 at 103.00 N/R   2,989,226
850 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country
Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/42
9/27 at 100.00 N/R   715,777
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A:
3,595 5.000%, 11/15/40, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (4) 3,736,284
5,315 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (4) 5,523,879
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019:
300 5.000%, 8/01/32 8/24 at 102.00 N/R   302,820
150 5.000%, 8/01/33 8/24 at 102.00 N/R   151,201
250 5.000%, 8/01/35 8/24 at 102.00 N/R   250,963
600 4.000%, 8/01/39 8/24 at 102.00 N/R   524,820
2,000 5.000%, 8/01/49 8/24 at 102.00 N/R   1,880,940
Total Minnesota 179,216,387
Mississippi - 0.2% (0.1% of Total Investments)
8,000 Medical Center Educational Building Corporation, Mississippi, Revenue
Bonds, University of Mississippi Medical Center New Facilities &
Refinancing Project, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 Aa2   7,766,480
Total Mississippi 7,766,480
Missouri - 5.5% (3.4% of Total Investments)
Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital
Center, Refunding Series 2016:
2,470 4.000%, 8/01/33 8/26 at 100.00 Ba3   2,015,619
4,590 5.000%, 8/01/35 8/26 at 100.00 Ba3   4,033,416
Hannibal Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
2,860 5.000%, 10/01/42 10/27 at 100.00 BBB+   2,913,654
1,000 5.000%, 10/01/47 10/27 at 100.00 BBB+   1,014,760
6,940 Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
5.250%, 12/01/47
12/33 at 100.00 AA-   7,554,606
Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1:
8,150 0.000%, 4/15/27 - AMBAC Insured No Opt. Call A2   7,194,412
5,000 0.000%, 4/15/31 - AMBAC Insured No Opt. Call A2   3,826,800
Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A:
2,475 4.000%, 1/01/38 1/28 at 100.00 AA   2,511,482
4,470 4.000%, 1/01/42 1/28 at 100.00 AA   4,508,397

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 1,475 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/40
4/31 at 100.00 A1   $ 1,587,159
1,750 Kansas City, Missouri, Water Revenue Bonds, Series 2023A, 4.000%,
12/01/47
12/33 at 100.00 Aa2   1,711,360
2,700 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 4.125%,
11/01/38
11/29 at 100.00 N/R   2,313,090
2,675 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2019B, 5.000%, 5/01/49
5/29 at 100.00 AA+   2,845,290
5,385 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2020B, 5.000%, 5/01/49
5/30 at 100.00 AA+   5,800,345
2,160 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 AA   2,483,698
3,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   2,838,720
1,350 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/35
5/26 at 100.00 A+   1,402,515
1,400 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2017A, 5.000%, 6/01/42
6/27 at 100.00 A1   1,486,002
1,830 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/40
7/31 at 100.00 AA   1,804,655
1,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand
Obligation Series 2013C, 4.000%, 1/01/50, (Mandatory Put 1/01/46)
7/26 at 100.00 AA   1,395,915
14,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand
Obligation Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48),
(UB) (8)
1/28 at 100.00 AA   13,306,580
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Fixed Series 2019A:
4,165 4.000%, 11/15/44 5/29 at 100.00 A2   3,991,778
4,220 4.000%, 11/15/49 5/29 at 100.00 A2   3,941,522
17,300 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
11/23 at 100.00 A2   17,181,495
5,110 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/39
11/25 at 100.00 A2   5,180,467
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C:
1,050 4.000%, 11/15/36 11/27 at 100.00 A+   1,057,843
2,980 4.000%, 11/15/37 11/27 at 100.00 A+   2,988,821
2,620 5.000%, 11/15/42 11/27 at 100.00 A+   2,692,050
2,500 5.000%, 11/15/47 11/27 at 100.00 A+   2,554,450
28,565 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 A+   26,450,333
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A:
1,500 4.000%, 2/15/44 2/29 at 100.00 A1   1,429,200
2,000 4.000%, 2/15/49 2/29 at 100.00 A1   1,867,240
9,425 4.000%, 2/15/54 2/29 at 100.00 A1   8,719,727

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33,
(Pre-refunded 6/01/24)
6/24 at 100.00 A+  (4) $ 3,011,460
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A, 4.000%, 6/01/52
6/32 at 100.00 A+   2,737,470
10,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42
5/25 at 102.00 AA-   9,679,300
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2014A:
1,540 5.000%, 2/01/35 2/24 at 100.00 BBB   1,537,320
2,000 5.000%, 2/01/44 2/24 at 100.00 BBB   1,896,800
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 BBB   1,080,529
700 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/34
2/26 at 100.00 BBB   698,866
1,950 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019A, 5.000%, 2/01/42
2/24 at 104.00 BBB   1,881,555
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019C:
1,500 5.000%, 2/01/42 2/29 at 102.00 BBB   1,447,350
1,000 4.000%, 2/01/48 2/29 at 100.00 BBB   785,890
7,085 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Pairie State Power Project, Refunding Series 2016A,
5.000%, 12/01/34
6/26 at 100.00 A2   7,315,475
2,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project Series 2019, 4.000%,
12/01/41
12/25 at 100.00 AA+   1,981,420
4,450 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2022, 5.000%,
12/01/44
12/30 at 100.00 AA+   4,771,023
Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Refudning Series 2016C:
1,675 4.000%, 12/01/31 12/25 at 100.00 AA+   1,710,644
2,535 5.000%, 12/01/32 12/25 at 100.00 AA+   2,621,139
3,500 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016, 5.000%, 11/15/41
11/25 at 100.00 N/R   3,449,390
220 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%,
9/01/43
9/23 at 100.00 BB+   219,985
7,250 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.250%, 9/01/53
9/25 at 103.00 BB+   6,202,375
2,300 Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49, 144A
10/30 at 100.00 N/R   2,275,804
675 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark Village
Development Project, Series 2017A, 3.875%, 11/15/29
11/26 at 100.00 N/R   586,690
Total Missouri 208,493,886

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Montana - 0.6% (0.4% of Total Investments)
$ 2,975 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/47
5/25 at 102.00 N/R   $ 2,410,851
4,965 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 BBB   4,978,107
2,580 Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis
Health System Obligated Group, Refunding Series 2016, 5.000%,
2/15/41
2/27 at 100.00 A+   2,612,250
3,310 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A   3,344,027
1,825 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA-   1,869,165
6,530 Montana State Board of Regents of Higher Education, General Revenue
Bonds, Series 2022, 5.250%, 11/15/52 - AGM Insured
11/32 at 100.00 Aa3   7,158,904
Total Montana 22,373,304
Nebraska - 1.1% (0.7% of Total Investments)
14,165 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call BBB+   14,752,139
3,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series 2017,
5.000%, 11/15/47
5/27 at 100.00 A1   3,056,220
Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding Series
2015:
3,500 5.000%, 11/01/45 11/25 at 100.00 A   3,535,840
1,400 5.000%, 11/01/48 11/25 at 100.00 A   1,411,200
Madison County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
2,150 5.000%, 7/01/29 7/27 at 100.00 BBB   2,234,538
2,000 5.000%, 7/01/30 7/27 at 100.00 BBB   2,080,660
Madison County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Faith Regional Health Services Project, Series 2018:
1,000 5.000%, 7/01/32 7/25 at 100.00 BBB   1,022,000
820 5.000%, 7/01/33 7/25 at 100.00 BBB   837,909
2,000 5.000%, 7/01/34 7/25 at 100.00 BBB   2,045,160
5,110 Municipal Energy Agency of Nebraska, Power Supply System Revenue
Bonds, Refunding Series 2016A, 5.000%, 4/01/38
10/26 at 100.00 A   5,356,711
4,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2022B, 5.250%, 2/01/52
2/32 at 100.00 AA   4,443,120
Total Nebraska 40,775,497
Nevada - 2.0% (1.3% of Total Investments)
6,480 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/47
9/27 at 100.00 BBB+   6,516,612
7,525 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged
Revenues, Series 2018A, 5.000%, 5/01/48
6/28 at 100.00 AA+   7,913,666
365 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/38, 144A
12/25 at 100.00 BB   348,393
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016:
2,260 4.000%, 9/01/26 No Opt. Call N/R   2,240,247

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 1,505 4.000%, 9/01/27 9/26 at 100.00 N/R   $ 1,481,763
2,615 4.000%, 9/01/29 9/26 at 100.00 N/R   2,536,184
2,870 4.000%, 9/01/30 9/26 at 100.00 N/R   2,764,097
18,000 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 AA-   18,817,380
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015:
5,000 5.000%, 6/01/32 12/24 at 100.00 AA   5,108,300
6,620 5.000%, 6/01/39 12/24 at 100.00 AA   6,726,185
11,915 5.000%, 6/01/39, (UB) (8) 12/24 at 100.00 AA   12,106,117
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Tender Option Bond Trust 2015-XF0233:
3,995 6.610%, 6/01/24, 144A, (IF) (8) No Opt. Call AA   4,251,239
1,000 6.714%, 6/01/24, 144A, (IF) (8) No Opt. Call AA   1,064,180
1,250 6.611%, 6/01/39, 144A, (IF) (8) 12/24 at 100.00 AA   1,330,225
2,500 6.611%, 6/01/39, 144A, (IF) (8) 12/24 at 100.00 AA   2,660,450
1,250 6.611%, 6/01/39, 144A, (IF) (8) 12/24 at 100.00 AA   1,330,225
Total Nevada 77,195,263
New Hampshire - 0.2% (0.1% of Total Investments)
1,500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/47
10/27 at 100.00 A2   1,532,400
New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,115 5.000%, 8/01/36 2/28 at 100.00 A   1,166,558
2,935 5.000%, 8/01/37 2/28 at 100.00 A   3,054,513
Total New Hampshire 5,753,471
New Jersey - 7.2% (4.4% of Total Investments)
10,600 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series
2017B, 5.000%, 11/01/25
No Opt. Call A-   10,953,828
6,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Montclair Properties LLC, Montclair State University
Student Housing Project, Refunding Series 2017, 5.000%, 6/01/42 -
AGM Insured
6/27 at 100.00 A1   6,146,700
20,890 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/30,
(Pre-refunded 12/15/26)
12/26 at 100.00 A-  (4) 22,596,295
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2014UU:
5,515 5.000%, 6/15/30, (Pre-refunded 6/15/24) 6/24 at 100.00 A-  (4) 5,583,827
4,065 5.000%, 6/15/40 6/24 at 100.00 A-   4,115,731
935 5.000%, 6/15/40, (Pre-refunded 6/15/24) 6/24 at 100.00 N/R  (4) 946,669
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE:
630 5.000%, 6/15/43 12/28 at 100.00 A-   659,748
370 5.000%, 6/15/43, (Pre-refunded 12/15/28) 12/28 at 100.00 N/R  (4) 411,466
2,415 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 A-   2,305,987
2,500 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series
2017A, 5.000%, 7/01/37
7/27 at 100.00 AA-   2,634,975
720 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%,
7/01/43
8/23 at 100.00 AA-   720,461

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 10,970 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA-   $ 11,252,478
12,775 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%,
7/01/51
7/31 at 100.00 AA-   12,211,367
695 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB-   700,901
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1:
3,050 5.000%, 6/15/28 6/26 at 100.00 A2   3,197,437
7,795 5.000%, 6/15/29 6/26 at 100.00 A2   8,181,164
5,450 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 A-   5,275,327
4,390 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.500%, 6/15/50
12/32 at 100.00 A-   4,848,009
4,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 5.000%, 6/15/40
6/33 at 100.00 A-   4,352,560
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A:
5,000 0.000%, 12/15/26 No Opt. Call A-   4,430,700
16,495 0.000%, 12/15/33 No Opt. Call A-   11,185,919
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C:
1,815 0.000%, 12/15/26 No Opt. Call AA+   1,614,751
10,000 0.000%, 12/15/30 - FGIC Insured No Opt. Call A-   7,680,100
38,000 0.000%, 12/15/33 - AGM Insured No Opt. Call A   25,953,240
45,000 0.000%, 12/15/35 - AMBAC Insured No Opt. Call A-   27,734,400
10,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call A-   5,805,400
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/23
No Opt. Call A-   5,026,450
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/32
12/29 at 100.00 A-   5,511,700
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 A-   4,882,200
10,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 A-   9,472,100
14,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2005D-1, 5.250%, 1/01/26 - AGM Insured
No Opt. Call A1   14,648,620
1,160 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%,
1/01/34
1/28 at 100.00 A1   1,194,939
1,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G,
4.000%, 1/01/33
1/28 at 100.00 A1   1,546,950
5,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.000%, 1/01/46, (UB) (8)
1/33 at 100.00 A1   6,064,025
3,000 Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds,
Series 2005A, 0.000%, 9/01/25 - NPFG Insured
No Opt. Call Aa3   2,791,710
7,810 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 Baa2   8,101,469
5,000 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2022A, 5.250%, 11/01/52
11/32 at 100.00 Baa2   5,289,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A:
$ 10,355 5.000%, 6/01/46 6/28 at 100.00 BBB+   $ 10,590,369
4,710 5.250%, 6/01/46 6/28 at 100.00 BBB+   4,888,415
2,440 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   2,440,830
Total New Jersey 273,948,717
New Mexico - 0.2% (0.1% of Total Investments)
3,955 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A, 4.000%,
8/01/48
8/29 at 100.00 Aa3   3,678,150
2,500 University of New Mexico, Revenue Bonds, System Improvement Series
2023, 5.500%, 6/01/53 - AGM Insured
6/33 at 100.00 Aa3   2,804,250
Total New Mexico 6,482,400
New York - 10.0% (6.2% of Total Investments)
7,000 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/45
No Opt. Call Ba1   2,253,580
Dormitory Authority of the State of New York, Revenue Bonds, New
School University, Series 2015A:
11,930 5.000%, 7/01/50 7/25 at 100.00 BBB+   12,049,896
900 5.000%, 7/01/50, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R  (4) 930,609
1,000 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/33, 144A
6/27 at 100.00 BBB-   1,006,530
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015B Group C:
14,070 5.000%, 2/15/36 2/25 at 100.00 AA+   14,374,053
5 5.000%, 2/15/36, (Pre-refunded 2/15/25) 2/25 at 100.00 N/R  (4) 5,141
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A:
10,000 4.000%, 3/15/39 3/32 at 100.00 AA+   10,060,200
19,335 5.000%, 3/15/46 3/32 at 100.00 AA+   21,115,753
4,115 4.000%, 3/15/49 3/32 at 100.00 AA+   3,982,086
14,800 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2019A. Bidding Group
1,2,3,4, 4.000%, 3/15/48
3/29 at 100.00 Aa1   14,375,092
37,175 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 Aa1   36,371,276
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 2, 5.000%, 3/15/40
9/28 at 100.00 AA+   10,699,900
1,645 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 BBB+   1,709,138
10,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call BBB+   11,441,100
Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2014A:
1,045 4.000%, 9/01/39 - AGM Insured 9/24 at 100.00 A   1,045,658
780 5.000%, 9/01/44 9/24 at 100.00 A   789,540
5,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018, 5.000%, 9/01/37
9/28 at 100.00 A   5,424,250

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+   $ 5,000,050
5,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series GG-1, 4.000%, 6/15/50
6/30 at 100.00 AA+   5,371,960
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/41
5/28 at 100.00 Aa1   5,333,700
7,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%,
5/01/46
11/30 at 100.00 Aa1   6,886,950
9,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%,
2/01/42
2/31 at 100.00 Aa1   9,403,100
1,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%,
2/01/51
2/32 at 100.00 Aa1   1,611,405
13,055 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024A-1, 5.000%, 5/01/53
5/33 at 100.00 Aa1   14,109,844
2,060 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA   2,140,134
10,370 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
A-1, 4.000%, 8/01/42
8/29 at 100.00 AA   10,316,491
3,500 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1, 4.000%, 3/01/50
3/30 at 100.00 AA   3,395,525
New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1:
12,000 4.000%, 3/01/47 3/31 at 100.00 AA   11,723,040
12,000 5.000%, 3/01/50 3/31 at 100.00 AA   12,928,680
10 New York City, New York, General Obligation Bonds, Fiscal Series
1996J, 5.500%, 2/15/26
8/23 at 100.00 AA   10,019
5 New York City, New York, General Obligation Bonds, Fiscal Series
1997H, 6.125%, 8/01/25
8/23 at 100.00 AA   5,012
23,920 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   23,518,144
1,590 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding
Series 1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 AA   1,565,069
10,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A, 5.250%, 1/01/56
1/26 at 100.00 A-   10,316,200
5,900 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/50
9/32 at 100.00 AA+   5,726,304
4,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Transportation Series 2021A-1, 4.000%, 3/15/44
3/31 at 100.00 AA+   3,911,920
New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A:
25,035 5.000%, 3/15/45 9/32 at 100.00 Aa1   27,549,766
5,500 5.000%, 3/15/46 9/32 at 100.00 Aa1   6,040,155
7,500 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Series 2019A, 5.000%, 3/15/40
9/29 at 100.00 Aa1   8,091,375

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,925 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38
12/23 at 100.00 AA-   $ 3,942,545
5,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50
5/25 at 100.00 AA-   5,075,600
Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2013A:
10,725 0.000%, 11/15/31 No Opt. Call A+   7,937,894
1,105 0.000%, 11/15/32 No Opt. Call A+   781,920
1,300 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/54
11/30 at 100.00 AA-   1,380,496
3,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.250%, 5/15/47
11/32 at 100.00 AA+   3,906,945
9,695 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 5.000%, 5/15/57
5/32 at 100.00 AA+   10,466,043
5,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+   5,917,120
2,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax
Series 2023A, 5.000%, 5/15/48
5/33 at 100.00 AA+   2,191,460
10,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/57
11/32 at 100.00 AA+   11,025,900
5,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/45
6/27 at 100.00 CCC+   4,744,950
Total New York 379,959,518
North Carolina - 3.8% (2.3% of Total Investments)
Buncombe County, North Carolina, Limited Obligation Bonds,
Refunding Series 2014A:
1,085 5.000%, 6/01/33, (Pre-refunded 6/01/24) 6/24 at 100.00 AA+  (4) 1,100,168
1,600 5.000%, 6/01/34, (Pre-refunded 6/01/24) 6/24 at 100.00 AA+  (4) 1,622,368
Catawba County, North Carolina, General Obligation Bonds, Limited
Obligation Series 2014A:
1,000 5.000%, 6/01/30 6/24 at 100.00 AA   1,014,170
730 5.000%, 6/01/31 6/24 at 100.00 AA   740,344
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2017A:
1,365 5.000%, 7/01/42, (UB) (8) 7/27 at 100.00 Aa3   1,427,080
5,390 5.000%, 7/01/47, (UB) (8) 7/27 at 100.00 Aa3   5,606,139
2,045 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 AAA   2,075,184
Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015:
940 5.000%, 7/01/32 7/25 at 100.00 AAA   975,476
2,325 5.000%, 7/01/40 7/25 at 100.00 AAA   2,384,845
4,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2018A, 5.000%, 1/15/36
1/29 at 100.00 Aa3   4,307,120
5,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2014A, 5.000%, 10/01/41, (Pre-refunded 10/01/23)
10/23 at 100.00 Aa3  (4) 5,012,850
4,750 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 Aa1   4,710,385

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 2,000 Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, 5.000%, 4/01/42, (Pre-refunded
4/01/28)
4/28 at 100.00 Aa2  (4) $ 2,201,180
500 Henderson County, North Carolina, Limited Obligation Bonds, Series
2015, 5.000%, 10/01/31
10/25 at 100.00 AA   520,320
84 Hillsborough, North Carolina, Special Assessement Revenue Bonds,
Series 2013, 7.750%, 2/01/24
8/23 at 100.00 N/R   83,988
500 New Hanover County, North Carolina, Hospital Revenue Bonds, New
Hanover Regional Medical Center, Refunding Series 2013, 5.000%,
10/01/26, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R  (4) 501,325
6,140 New Hanover County, North Carolina, Hospital Revenue Bonds, New
Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47,
(Pre-refunded 10/01/27)
10/27 at 100.00 N/R  (4) 6,671,171
1,800 North Carolina Agricultural & Technical State University, General
Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 Aa3   1,841,562
3,900 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 AA+   4,097,886
9,485 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25), (UB) (8)
10/25 at 100.00 Aa1  (4) 9,876,162
1,605 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25)
10/25 at 100.00 Aa1  (4) 1,671,190
5,000 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Refunding Series 2016,
4.000%, 1/01/37
7/26 at 100.00 Aa3   5,040,500
2,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 Aa3   2,634,500
2,720 North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series
2016, 5.000%, 10/01/37
10/24 at 102.00 N/R   2,548,994
3,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A,
5.000%, 12/01/45
8/23 at 100.00 A2   2,986,980
450 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R  (4) 451,121
500 North Carolina Medical Care Commission, Revenue Bonds, First
Mortgage Galloway Ridge Project, Refunding Series 2019A, 5.000%,
1/01/39
1/27 at 103.00 N/R   463,420
North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A:
1,545 5.000%, 1/01/28 1/26 at 100.00 A   1,600,620
1,500 5.000%, 1/01/32 1/26 at 100.00 A   1,551,705
2,020 North Carolina State University at Raleigh, General Revenue Bonds,
Series 2013A, 5.000%, 10/01/42, (Pre-refunded 10/01/23)
10/23 at 100.00 AA  (4) 2,025,353
North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Capital Appreciation Series 2017C:
835 0.000%, 7/01/28 7/26 at 91.99 Baa3   677,227
800 0.000%, 7/01/30 7/26 at 83.69 Baa3   592,520
850 0.000%, 7/01/31 7/26 at 79.58 Baa3   598,425
2,400 0.000%, 7/01/33 7/26 at 71.99 Baa3   1,527,480
3,160 0.000%, 7/01/36 7/26 at 61.63 Baa3   1,707,222
3,100 0.000%, 7/01/37 7/26 at 58.52 Baa3   1,584,534

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 1,900 0.000%, 7/01/40 7/26 at 50.36 Baa3   $ 829,711
400 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 Baa3   405,992
2,200 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/39
- AGM Insured
1/27 at 100.00 BBB   2,270,422
1,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018, 5.000%, 1/01/40
1/29 at 100.00 BBB   1,046,510
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2009B:
150 0.000%, 1/01/31 - AGC Insured No Opt. Call BBB   113,855
4,375 0.000%, 1/01/33 - AGC Insured No Opt. Call BBB   3,041,281
2,300 0.000%, 1/01/34 - AGC Insured No Opt. Call BBB   1,537,849
2,380 0.000%, 1/01/35 - AGC Insured No Opt. Call BBB   1,519,844
7,575 0.000%, 1/01/37 - AGC Insured No Opt. Call BBB   4,289,495
1,470 0.000%, 1/01/38 - AGC Insured No Opt. Call BBB   776,704
10,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 BBB   10,367,400
3,040 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2015, 5.000%, 6/01/33
6/25 at 100.00 A1   3,149,379
5,000 Raleigh, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2016A, 4.000%, 3/01/46
3/27 at 100.00 AAA   4,956,100
1,000 Raleigh, North Carolina, Limited Obligation Bonds, Series 2013,
5.000%, 10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 AA+  (4) 1,002,740
Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2017:
1,250 4.000%, 9/01/35 9/27 at 100.00 A   1,259,787
1,265 4.000%, 9/01/36 9/27 at 100.00 A   1,261,041
1,000 4.000%, 9/01/37 9/27 at 100.00 A   992,780
800 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2015, 5.000%, 4/01/45, (Pre-refunded 4/01/25)
4/25 at 100.00 Aa3  (4) 824,624
University of North Carolina, Charlotte, General Revenue Bonds, Series
2014:
2,070 5.000%, 4/01/32, (Pre-refunded 4/01/24) 4/24 at 100.00 Aa3  (4) 2,094,219
1,175 5.000%, 4/01/33, (Pre-refunded 4/01/24) 4/24 at 100.00 Aa3  (4) 1,188,747
1,385 5.000%, 4/01/35, (Pre-refunded 4/01/24) 4/24 at 100.00 Aa3  (4) 1,401,205
4,735 University of North Carolina, Charlotte, General Revenue Bonds, Series
2017, 5.000%, 10/01/42
10/27 at 100.00 A+   4,974,165
University of North Carolina, Greensboro, General Revenue Bonds,
Series 2014:
1,000 5.000%, 4/01/32 4/24 at 100.00 A+   1,009,400
3,065 5.000%, 4/01/39 4/24 at 100.00 A+   3,093,811
4,765 University of North Carolina, Greensboro, General Revenue Bonds,
Series 2018, 5.000%, 4/01/43
4/28 at 100.00 A+   5,067,196
1,250 Western Carolina University, North Carolina, General Revenue Bonds,
Refunding Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 Aa3   1,273,138
Total North Carolina 144,178,909
North Dakota - 0.9% (0.5% of Total Investments)
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A:
1,000 5.000%, 12/01/37 12/27 at 100.00 Baa3   1,014,450
8,525 5.000%, 12/01/42 12/27 at 100.00 Baa3   8,557,565
7,070 4.000%, 12/01/47 12/27 at 100.00 Baa3   5,783,755

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
$ 1,800 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/51
12/31 at 100.00 Baa3   $ 1,440,360
900 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group, Series
2017, 5.000%, 12/01/36
12/26 at 100.00 N/R   811,998
500 Grand Forks, North Dakota, Senior Housing and Nursing Facilities
Revenue Bonds, Valley Homes Obligated Group, Series 2016A,
5.125%, 12/01/24
No Opt. Call N/R   499,865
2,700 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 4.000%, 6/01/51 - AGM Insured
6/30 at 100.00 A1   2,570,238
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C:
11,065 5.000%, 6/01/43 6/28 at 100.00 BB+   9,334,655
2,610 5.000%, 6/01/48 6/28 at 100.00 BB+   2,117,389
1,420 Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle
Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (6)
9/23 at 100.00 N/R   639,000
Total North Dakota 32,769,275
Ohio - 5.0% (3.1% of Total Investments)
Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016:
3,020 5.250%, 11/15/41 11/26 at 100.00 BBB+   3,069,619
8,255 5.250%, 11/15/46 11/26 at 100.00 BBB+   8,328,717
10,940 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Refunding & Improvement Series 2015A, 5.000%, 11/01/43
11/24 at 100.00 A+   11,082,767
8,655 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 4.000%, 8/01/38
2/28 at 100.00 A+   8,640,200
2,750 Bowling Green State University, Ohio, General Receipts Bonds, Series
2017B, 5.000%, 6/01/42
6/27 at 100.00 A+   2,870,532
25,315 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   3,239,814
1,095 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   1,009,262
40,755 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   37,936,384
5,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B,
4.000%, 1/01/43
1/29 at 100.00 AA   4,964,700
Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project,
Series 2021:
300 4.000%, 7/01/37 7/31 at 100.00 A3   303,276
300 4.000%, 7/01/38 7/31 at 100.00 A3   300,459
1,000 4.000%, 7/01/51 7/31 at 100.00 A3   884,990
5,165 Cuyahoga Community College District, Ohio, General Obligation
Bonds, Facilities Construction & Improvement Series 2018, 4.000%,
12/01/38
6/26 at 100.00 AA   5,202,911
5,975 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield
Medical Center Project, Series 2013, 5.000%, 6/15/43
8/23 at 100.00 Ba3   5,278,375

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching
Communities Project, Series 2017A:
$ 1,500 5.000%, 1/01/47 1/27 at 100.00 BBB-   $ 1,347,270
1,120 5.000%, 1/01/52 1/27 at 100.00 BBB-   984,614
Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching
Communities, Refunding & Improvement Series 2016:
3,425 5.000%, 1/01/46 1/26 at 100.00 BBB-   3,095,481
6,000 5.000%, 1/01/51 1/26 at 100.00 BBB-   5,292,480
3,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth,
Inc. Obligated Group Project, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 A+   3,077,100
5,000 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding Improvement
Series 2019, 5.000%, 8/01/49
8/28 at 100.00 A2   5,102,450
6,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM
Insured
No Opt. Call A1   6,890,700
21,000 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2014, 5.000%,
11/15/49, (Pre-refunded 11/15/24)
11/24 at 100.00 AA+  (4) 21,466,410
9,365 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton, Series 2018A, 5.000%, 12/01/48
6/28 at 100.00 A2   9,660,934
3,195 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A, 5.000%, 1/15/50
1/30 at 100.00 A   3,304,461
7,065 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Series 2021A, 4.000%, 1/15/46
7/31 at 100.00 A   6,645,480
7,550 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.800%, 2/15/36
2/31 at 100.00 A+   8,935,425
9,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Infrastructure Projects, Junior Lien Series 2018A,
4.000%, 2/15/46
2/28 at 100.00 A+   8,742,960
4,250 Pickerington Local School District, Fairfield and Franklin Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement, Series 2023, 5.250%, 12/01/59
12/32 at 100.00 Aa2   4,677,295
4,190 Springboro Community City School District, Warren County, Ohio,
General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/26
- AGM Insured
No Opt. Call Aa3   4,465,283
3,670 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R   3,647,796
Total Ohio 190,448,145
Oklahoma - 0.3% (0.2% of Total Investments)
1,165 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue
Bonds, Series 2019, 5.000%, 9/01/45
9/29 at 100.00 Baa2   1,147,793
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B:
2,205 5.500%, 8/15/52 8/28 at 100.00 BB-   2,196,224
7,270 5.500%, 8/15/57 8/28 at 100.00 BB-   7,159,351
1,125 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017,
5.250%, 11/15/37
11/25 at 102.00 BBB-   1,130,040
Total Oklahoma 11,633,408

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon - 3.0% (1.9% of Total Investments)
$ 19,145 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Current Interest Series 2022B,
5.000%, 6/15/52
6/32 at 100.00 AA+   $ 20,879,154
Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A:
760 5.000%, 6/15/38 6/27 at 100.00 Aa1   802,157
2,750 5.000%, 6/15/39 6/27 at 100.00 Aa1   2,896,410
1,185 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.375%, 11/15/55
11/25 at 102.00 N/R   1,095,568
Columbia County School District 502 Saint Helens, Oregon, General
Obligation Bonds, Series 2017:
1,310 5.000%, 6/15/38 6/27 at 100.00 Aa1   1,379,260
1,705 5.000%, 6/15/39 6/27 at 100.00 Aa1   1,790,744
4,170 Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A, 4.000%,
8/01/45
8/30 at 100.00 AA-   4,171,960
2,250 Eugene, Oregon, Water Utility System Revenue Bonds, Series 2023,
5.000%, 8/01/52
8/33 at 100.00 AA   2,471,355
7,895 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project,
Series 2022A, 5.000%, 6/01/52
6/32 at 100.00 A+   8,151,982
Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A:
6,275 5.000%, 10/01/35 10/26 at 100.00 BBB+   6,457,101
140 5.000%, 10/01/46, (Pre-refunded 10/01/26) 10/26 at 100.00 N/R  (4) 148,140
2,120 5.000%, 10/01/46 10/26 at 100.00 BBB+   2,134,670
23,400 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/51
1/32 at 100.00 AA-   22,823,424
8,890 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 Aa1  (4) 8,933,117
4,100 Port of Portland, Oregon, Portland International Airport, Revenue Bonds,
Series 2019 25A, 5.000%, 7/01/49
7/29 at 100.00 AA-   4,330,010
Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A:
4,000 4.000%, 5/15/41 5/26 at 100.00 A+   3,884,600
13,220 5.000%, 5/15/46 5/26 at 100.00 A+   13,466,685
8,005 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Series 2019A, 5.000%, 5/15/44
5/29 at 100.00 A+   8,222,816
500 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round
Butte Project, Taxable Refunding Green Series 2019B, 5.000%,
11/01/36, 144A
5/29 at 100.00 A3   543,250
Total Oregon 114,582,403
Pennsylvania - 5.8% (3.5% of Total Investments)
13,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 5.000%, 4/01/47
4/28 at 100.00 A   13,114,920
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue
Bonds, Series 2020B:
1,670 4.000%, 6/01/45 12/30 at 100.00 AA-   1,651,897
2,000 4.000%, 6/01/50 12/30 at 100.00 AA-   1,938,600
Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania,
Guaranteed Water Revenue Bonds, Series 1998:
3,135 0.000%, 5/15/24 - AGM Insured No Opt. Call A1   3,039,822

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,155 0.000%, 5/15/26 - AGM Insured No Opt. Call A1   $ 2,843,002
4,145 0.000%, 11/15/26 - AGM Insured No Opt. Call A1   3,669,734
2,800 0.000%, 5/15/28 - AGM Insured No Opt. Call A1   2,356,144
3,000 0.000%, 11/15/28 - AGM Insured No Opt. Call A1   2,481,360
1,200 Centre County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%,
11/15/42
11/27 at 100.00 A+   1,224,048
895 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 A   959,879
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017:
21,595 5.000%, 7/01/42 7/27 at 100.00 A+   22,529,200
5,000 5.000%, 7/01/47 7/27 at 100.00 A+   5,189,450
395 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 -
AMBAC Insured
No Opt. Call A1   432,876
5,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 A   5,189,100
4,915 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
United Zion Retirement Community, Series 2017A, 5.000%, 12/01/47
6/27 at 100.00 N/R   3,888,748
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Capital Appreciation Series 2013B:
4,480 0.000%, 12/01/31 No Opt. Call A   3,261,843
5,180 0.000%, 12/01/32 No Opt. Call A   3,599,479
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Series 2013A:
4,960 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R  (4) 4,990,057
4,310 5.125%, 12/01/47 12/23 at 100.00 A   4,321,034
5,210 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/43
9/28 at 100.00 A3   5,376,407
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2019, 4.000%, 9/01/44
9/29 at 100.00 A3   952,010
5,000 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R  (4) 5,143,000
2,905 Neshaminy School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2022, 4.000%, 11/01/43
5/30 at 100.00 Aa1   2,903,780
630 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 0.900%, 12/31/23
8/23 at 100.00 N/R   113,437
324 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 0.900%, 12/31/23 , (cash 5.000%, PIK
5.000%)
No Opt. Call N/R   58,192
5,910 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%,
8/15/44
8/29 at 100.00 Aa3   5,737,960
16,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Lien Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 Aa3   15,505,120
16,805 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A3   18,555,409

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A1   $ 3,060,150
5,575 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 A1   5,709,803
6,340 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/41
6/26 at 100.00 A1   6,550,234
5,800 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2019A, 5.000%, 12/01/49
12/29 at 100.00 A1   6,122,248
6,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2021B, 5.000%, 12/01/46
6/31 at 100.00 A1   6,924,125
19,250 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 A1   20,992,895
7,475 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/45
12/30 at 100.00 A3   7,311,073
1,445 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 BB   1,260,734
7,500 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46 - BAM Insured
9/31 at 100.00 A1   7,364,625
3,410 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
Series 1997A, 5.125%, 8/01/27 - AMBAC Insured, (ETM)
10/21 at 100.00 A1  (4) 3,687,847
8,135 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49
6/29 at 100.00 Aa3   7,627,051
Total Pennsylvania 217,637,293
Puerto Rico - 2.2% (1.3% of Total Investments)
3,996 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call N/R   853,575
Puerto Rico Electric Power Authority:
1,000 5.250%, 7/01/24 No Opt. Call N/R   997,575
625 5.000%, 7/01/25 , (WI/DD) 8/23 at 100.00 N/R   621,007
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
5,281 4.500%, 7/01/34 7/25 at 100.00 N/R   5,249,314
9,399 4.550%, 7/01/40 7/28 at 100.00 N/R   9,109,417
20,000 0.000%, 7/01/46 7/28 at 41.38 N/R   5,729,800
23,031 4.750%, 7/01/53 7/28 at 100.00 N/R   21,867,474
24,161 5.000%, 7/01/58 7/28 at 100.00 N/R   23,575,337
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   1,327,790
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
5,399 4.329%, 7/01/40 7/28 at 100.00 N/R   5,095,738
5,580 4.329%, 7/01/40 7/28 at 100.00 N/R   5,266,572
2,000 4.784%, 7/01/58 7/28 at 100.00 N/R   1,888,020
Total Puerto Rico 81,581,619
Rhode Island - 0.9% (0.5% of Total Investments)
1,315 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding
Series 2016, 5.000%, 5/15/39
5/26 at 100.00 BBB+   1,319,418
174,390 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/23 at 18.23 CCC-   29,002,801

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island (continued)
$ 2,235 Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue
Bonds, Series 2016A, 5.000%, 10/01/40
4/26 at 100.00 A   $ 2,288,394
Total Rhode Island 32,610,613
South Carolina - 4.2% (2.5% of Total Investments)
3,050 Charleston County Airport District, South Carolina, Airport Revenue
Bonds, Series 2019, 5.000%, 7/01/43
7/29 at 100.00 A+   3,238,368
Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016:
1,290 5.000%, 11/01/41 5/26 at 100.00 A   1,311,672
6,820 5.000%, 11/01/46 5/26 at 100.00 A   6,887,450
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2:
26,955 0.000%, 1/01/31 - AMBAC Insured No Opt. Call A-   20,296,306
15,420 0.000%, 1/01/32 - AMBAC Insured No Opt. Call A-   11,125,839
1,370 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A, 5.000%, 4/01/54
4/26 at 103.00 BBB-   1,165,322
13,475 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A,
4.000%, 12/01/44
6/30 at 100.00 A+   13,097,430
South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018:
9,030 5.000%, 11/01/43 5/28 at 100.00 AA-   9,367,813
6,210 4.000%, 11/01/48 5/28 at 100.00 AA-   5,963,525
15,680 5.000%, 11/01/48 5/28 at 100.00 AA-   16,235,699
20,035 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   20,136,377
4,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 A-   4,013,000
10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A-   10,053,900
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 A-   4,546,150
10,686 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/39
6/32 at 100.00 A-   10,513,528
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A:
2,000 5.000%, 12/01/49 6/24 at 100.00 A-   2,002,960
17,240 5.500%, 12/01/54 6/24 at 100.00 A-   17,320,338
Total South Carolina 157,275,677
South Dakota - 1.6% (1.0% of Total Investments)
4,000 Clay County, South Dakota, General Obligation Bonds, Series 2023,
5.000%, 12/01/52
12/31 at 100.00 Aa3   4,264,000
Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow
Rummel Village Project, Series 2017:
3,000 5.000%, 11/01/42 11/26 at 100.00 BB   2,644,380
3,150 5.125%, 11/01/47 11/26 at 100.00 BB   2,727,774
10,500 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Avera Health System, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 A1   10,571,295

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota (continued)
$ 5,205 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/46
7/27 at 100.00 A1   $ 5,293,537
22,800 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 A1   21,453,204
11,825 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A+   11,938,638
Total South Dakota 58,892,828
Tennessee - 0.7% (0.4% of Total Investments)
2,180 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%,
7/01/35
7/28 at 100.00 A-   2,296,325
Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series 2016:
5,000 5.000%, 9/01/36 9/26 at 100.00 BBB   5,134,500
1,000 5.000%, 9/01/47 9/26 at 100.00 BBB   972,050
Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
445 5.000%, 4/01/31 4/27 at 100.00 BBB   463,200
1,755 5.000%, 4/01/36 4/27 at 100.00 BBB   1,810,370
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2016A:
2,225 5.000%, 10/01/41 10/26 at 100.00 BBB-   2,200,770
2,910 5.000%, 10/01/45 10/26 at 100.00 BBB-   2,836,726
11,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A   11,187,330
Total Tennessee 26,901,271
Texas - 12.1% (7.4% of Total Investments)
2,260 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2023, 5.000%, 11/15/48
11/33 at 100.00 AA-   2,469,299
14,615 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45, (UB) (8)
11/25 at 100.00 AA-   14,920,015
1,000 Cedar Hill Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2002, 0.000%, 8/15/32 - FGIC
Insured
No Opt. Call Baa2   731,040
7,750 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 A3  (4) 8,020,940
Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A:
1,925 4.350%, 12/01/42 8/23 at 100.00 BBB-   1,762,222
1,000 4.400%, 12/01/47 8/23 at 100.00 BBB-   892,160
5,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 5.000%, 12/01/47
12/30 at 100.00 Aa2   5,372,350
6,125 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021B, 4.000%, 11/01/45
11/30 at 100.00 A1   5,964,219
14,450 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2022B, 5.000%, 11/01/50
11/32 at 100.00 A+   15,494,301
9,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021A, 4.000%, 11/01/46
11/30 at 100.00 A1   8,721,540
160 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BB+   155,040

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,700 El Paso Independent School District, El Paso County, Texas, General
Obligation Bonds, School Building Series 2017, 5.000%, 8/15/42
8/26 at 100.00 Aaa   $ 3,848,444
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C:
3,500 4.000%, 10/01/40 4/30 at 100.00 A2   3,488,765
27,280 4.000%, 10/01/45 4/30 at 100.00 A2   26,547,805
12,695 4.000%, 10/01/49 - AGM Insured 4/30 at 100.00 A1   12,512,192
15,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23), (UB) (8)
10/23 at 100.00 N/R  (4) 15,039,750
16,920 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23)
10/23 at 100.00 N/R  (4) 16,964,838
5,295 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%,
10/01/48
4/28 at 100.00 AA   5,548,313
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Tender Option Bond Trust 2015-XF0228:
6,610 6.318%, 11/01/44, (Pre-refunded 10/01/23), 144A, (IF) (8) 10/23 at 100.00 N/R  (4) 6,680,330
9,275 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 4.125%, 7/01/52
7/32 at 100.00 A+   8,892,685
Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015:
2,845 4.000%, 12/01/45 6/25 at 100.00 AA   2,710,545
2,320 5.000%, 12/01/45 6/25 at 100.00 AA   2,355,821
Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A:
13,890 5.000%, 8/15/43 2/28 at 100.00 AA   14,576,722
5,000 4.000%, 8/15/48 2/28 at 100.00 AA   4,824,450
4,040 Harris County, Texas, Toll Road Revenue Bonds, Tender Options Bond
Trust 2015-XF2184. Formerly Tender Options Bond Trust 3028,
6.366%, 8/15/28 - AGM Insured, 144A, (IF) (8)
No Opt. Call AAA   5,461,918
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A:
1,195 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 A1   505,378
2,390 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 A1   953,992
2,660 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 A1   1,007,661
7,260 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 A1   2,601,548
10,440 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 A1   3,540,100
7,165 0.000%, 11/15/49 - AGM Insured 11/31 at 41.91 A1   1,952,821
3,000 0.000%, 11/15/52 - AGM Insured 11/31 at 35.81 A1   694,800
1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/40
12/31 at 100.00 BBB-   920,640
Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018B:
2,000 5.000%, 7/01/43 7/28 at 100.00 A1   2,095,380
2,710 5.000%, 7/01/48 7/28 at 100.00 A1   2,821,408
365 Houston, Texas, Airport System Revenue Bonds, Subordinate Lien
Series 2000B, 5.450%, 7/01/24 - AGM Insured
No Opt. Call A+   371,920
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B:
1,495 0.000%, 9/01/23 - AGM Insured No Opt. Call A1   1,490,186
10,850 0.000%, 9/01/25 - AMBAC Insured No Opt. Call A   9,992,091

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,715 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A   $ 1,206,828
Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A:
2,725 5.000%, 8/15/40 8/25 at 100.00 AAA   2,788,683
4,000 4.000%, 8/15/41 8/25 at 100.00 AAA   3,967,200
8,305 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/45
5/25 at 100.00 A   8,421,602
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013:
1,780 5.750%, 12/01/33 12/25 at 100.00 B1   1,812,040
1,800 6.125%, 12/01/38 12/25 at 100.00 B1   1,825,092
Midtown Redevelopment Authority, Texas, Tax Increment Contract
Revenue, Refunding Series 2017:
16,285 5.000%, 1/01/36 1/27 at 100.00 A3   17,188,980
10,040 5.000%, 1/01/38 - AGM Insured 1/27 at 100.00 A1   10,528,446
Montgomery County Toll Road Authority, Texas, Toll Road Revenue
Bonds, Senior Lien Series 2018:
2,100 5.000%, 9/15/43 9/25 at 100.00 BBB-   2,106,867
1,815 5.000%, 9/15/48 9/25 at 100.00 BBB-   1,814,964
4,240 New Braunfels, Comal County, Texas, Utility System Revenue Bonds,
Refunding Series 2022, 5.000%, 7/01/47
7/32 at 100.00 AA   4,636,737
850 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist Retirement
Communites Crestview Project, Series 2016, 5.000%, 11/15/31, (Pre-
refunded 11/15/24)
11/24 at 102.00 N/R  (4) 882,445
3,900 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A, 5.000%, 4/01/46 - AGM Insured
4/24 at 100.00 A1   3,904,524
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C:
1,880 0.000%, 9/01/43, (Pre-refunded 9/01/31) (5) 9/31 at 100.00 N/R  (4) 2,368,255
7,990 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (4) 10,223,764
4,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-
refunded 1/01/25)
1/25 at 100.00 A1  (4) 4,172,560
2,125 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/28 - AGC Insured
No Opt. Call A1   1,830,220
12,205 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 A1   12,326,806
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2018, 5.000%, 1/01/48
1/28 at 100.00 A2   5,163,950
North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A:
6,285 5.000%, 1/01/33 1/25 at 100.00 A2   6,398,004
4,000 5.000%, 1/01/34 1/25 at 100.00 A2   4,070,680
4,000 5.000%, 1/01/35 1/25 at 100.00 A2   4,066,520
2,250 Red River Education Finance Corporation, Texas, Higher Education
Revenue Bonds, Saint Edwards University Project, Series 2016,
4.000%, 6/01/36
6/26 at 100.00 BBB   2,087,843
7,000 San Antonio, Texas, Electric and Gas Systems Revenue Bonds,
Refunding New Series 2023A, 5.500%, 2/01/50
8/33 at 100.00 AA-   7,960,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,000 San Antonio, Texas, General Obligation Bonds, General Improvement
Series 2021, 4.000%, 8/01/41
8/31 at 100.00 AA+   $ 2,027,080
7,975 Tarrant County College District, Texas, General Obligation Bonds,
Series 2022, 5.000%, 8/15/39
8/32 at 100.00 AAA   8,982,561
3,480 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.500%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 A3  (4) 3,485,429
2,500 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/47
4/32 at 100.00 AA-   2,393,425
1,500 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 A1   1,407,705
2,500 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   2,573,500
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A:
1,805 4.000%, 12/31/37 12/30 at 100.00 Baa2   1,715,093
1,200 4.000%, 6/30/38 12/30 at 100.00 Baa2   1,135,884
1,300 4.000%, 6/30/39 12/30 at 100.00 Baa2   1,221,506
7,345 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37
8/24 at 100.00 A3   7,419,111
Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C:
3,650 5.000%, 8/15/33 8/24 at 100.00 Baa1   3,694,895
6,385 5.000%, 8/15/37 8/24 at 100.00 Baa1   6,444,253
44,120 5.000%, 8/15/42 8/24 at 100.00 Baa1   44,420,457
4,000 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A3   3,717,800
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2019A, 4.000%, 10/15/49
10/29 at 100.00 AAA   4,849,100
10,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 AAA   10,145,520
7,000 West Harris County Regional Water Authority, Texas, Water System
Revenue Bonds, Series 2022, 5.000%, 12/15/57 - AGM Insured
12/32 at 100.00 A1   7,541,940
Total Texas 457,832,648
Utah - 0.6% (0.4% of Total Investments)
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B:
3,560 5.000%, 7/01/42 7/27 at 100.00 A2   3,685,170
1,975 5.000%, 7/01/47 7/27 at 100.00 A2   2,033,934
4,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018B, 5.000%, 7/01/48
7/28 at 100.00 A2   4,146,400
6,130 University of Utah, General Revenue Bonds, Board of Education Series
2023B, 5.250%, 8/01/53
8/33 at 100.00 AA+   6,863,332
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Utah Charter Academies Project, Series 2018:
1,000 5.000%, 10/15/38 10/27 at 100.00 AA   1,028,710
2,320 5.000%, 10/15/43 10/27 at 100.00 AA   2,366,237
2,040 5.000%, 10/15/48 10/27 at 100.00 AA   2,070,886
Total Utah 22,194,669

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Vermont - 0.4% (0.2% of Total Investments)
University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2015:
$ 1,000 4.000%, 10/01/40 10/25 at 100.00 A+   $ 987,230
10,000 5.000%, 10/01/45 10/25 at 100.00 A+   10,131,300
2,730 Vermont Educational and Health Buildings Financing Agency, Revenue
Bonds, Middlebury College Project, Series 2023, 5.000%, 11/01/52 ,
(WI/DD)
11/33 at 100.00 Aa3   2,960,494
Total Vermont 14,079,024
Virgin Islands - 0.1% (0.0% of Total Investments)
2,645 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call N/R   2,664,150
Total Virgin Islands 2,664,150
Virginia - 0.4% (0.2% of Total Investments)
Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
1,385 4.000%, 7/01/39 7/30 at 100.00 A+   1,386,080
1,610 4.000%, 7/01/40 7/30 at 100.00 A+   1,603,254
430 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 4.875%, 7/15/40
7/28 at 100.00 BBB+   442,380
4,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (8)
5/28 at 100.00 Aa2   3,872,640
8,075 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 AA   7,823,948
Total Virginia 15,128,302
Washington - 3.5% (2.1% of Total Investments)
7,000 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%,
11/01/41
11/26 at 100.00 Aa1   7,287,420
12,235 Chelan County Public Utility District 1, Washington, Columbia River-
Rock Island Hydro-Electric System Revenue Refunding Bonds, Series
1997A, 0.000%, 6/01/26 - NPFG Insured
No Opt. Call AA   11,144,494
4,200 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2016,
5.000%, 12/01/36
12/26 at 100.00 BBB+   4,316,970
8,075 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2018,
5.000%, 12/01/43
12/28 at 100.00 A2   8,351,892
10,630 King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
12/29 at 100.00 Aa3   10,187,473
3,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015A, 5.000%, 4/01/40
10/24 at 100.00 A1   3,023,400
1,250 Seattle Housing Authority, Washington, Pooled Housing Revenue
Bonds, Refunding Series 2014, 5.000%, 12/01/44, (Pre-refunded
12/01/23)
12/23 at 100.00 AA  (4) 1,256,250
15,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A, 4.000%, 7/01/47
7/31 at 100.00 AA   14,721,600
13,750 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022, 5.000%, 7/01/52
7/32 at 100.00 AA   15,000,838

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 10,520 Snohomish County Public Utility District 1, Washington, Electric System
Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/31 at 100.00 AA-   $ 11,280,070
5,250 Tacoma, Washington, Sewer Revenue Bonds, Series 2018, 4.000%,
12/01/48
12/28 at 100.00 Aa2   5,075,700
555 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 Baa1   515,429
5,180 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 Baa1   5,342,289
Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A:
4,000 5.000%, 10/01/32 8/23 at 100.00 A   4,001,080
10,000 4.250%, 10/01/40 8/23 at 100.00 A   9,709,500
3,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A   2,991,960
5,160 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015A, 4.000%, 10/01/45
4/30 at 100.00 Aa2   5,017,636
2,600 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 3.000%, 7/01/58
7/31 at 100.00 BB+   1,780,896
2,525 Washington State Higher Education Facilities Authority, Revenue Bonds,
Seattle University, Series 2020, 4.000%, 5/01/45
5/30 at 100.00 A   2,397,285
500 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Proejct, Refunding Series 2016A, 5.000%, 1/01/46, 144A
1/25 at 102.00 BB   396,215
9,000 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003C, 0.000%, 6/01/28 - FGIC Insured
No Opt. Call AA+   7,634,700
Total Washington 131,433,097
West Virginia - 0.5% (0.3% of Total Investments)
9,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Series 2018A,
5.000%, 6/01/52
6/28 at 100.00 A   9,244,980
3,500 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series
2017A, 5.000%, 6/01/47
6/27 at 100.00 A   3,586,135
2,065 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 5.000%, 6/01/47
6/31 at 100.00 AA-   2,217,665
5,750 West Virginia State, General Obligation Bonds, State Road Competitive
Series 2018B, 4.000%, 6/01/42
6/28 at 100.00 AA-   5,764,835
Total West Virginia 20,813,615
Wisconsin - 3.9% (2.4% of Total Investments)
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier
Series 2018B:
43 0.000%, 1/01/46, 144A (6) No Opt. Call N/R   1,039
42 0.000%, 1/01/47, 144A (6) No Opt. Call N/R   952
42 0.000%, 1/01/48, 144A (6) No Opt. Call N/R   899
42 0.000%, 1/01/49, 144A (6) No Opt. Call N/R   844
41 0.000%, 1/01/50, 144A (6) No Opt. Call N/R   774
45 0.000%, 1/01/51, 144A (6) No Opt. Call N/R   806
1,163 1.000%, 7/01/51, 144A (6) 3/28 at 100.00 N/R   670,351
45 0.000%, 1/01/52, 144A (6) No Opt. Call N/R   746
44 0.000%, 1/01/53, 144A (6) No Opt. Call N/R   699
44 0.000%, 1/01/54, 144A (6) No Opt. Call N/R   655

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 43 0.000%, 1/01/55, 144A (6) No Opt. Call N/R   $ 612
43 0.000%, 1/01/56, 144A (6) No Opt. Call N/R   576
42 0.000%, 1/01/57, 144A (6) No Opt. Call N/R   539
42 0.000%, 1/01/58, 144A (6) No Opt. Call N/R   504
42 0.000%, 1/01/59, 144A (6) No Opt. Call N/R   477
41 0.000%, 1/01/60, 144A (6) No Opt. Call N/R   445
41 0.000%, 1/01/61, 144A (6) No Opt. Call N/R   414
40 0.000%, 1/01/62, 144A (6) No Opt. Call N/R   389
40 0.000%, 1/01/63, 144A (6) No Opt. Call N/R   365
39 0.000%, 1/01/64, 144A (6) No Opt. Call N/R   345
39 0.000%, 1/01/65, 144A (6) No Opt. Call N/R   322
39 0.000%, 1/01/66, 144A (6) No Opt. Call N/R   294
501 0.000%, 1/01/67, 144A (6) No Opt. Call N/R   3,474
2,250 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Appalachian Regional Healthcare System Obligated Group,
Series 2021A, 4.000%, 7/01/56
1/31 at 100.00 BBB   1,739,025
Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A:
6,000 5.000%, 6/15/38, 144A 6/26 at 100.00 BBB-   6,000,360
2,335 5.000%, 6/15/48, 144A 6/26 at 100.00 BBB-   2,267,635
10,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1,
4.000%, 11/15/43
5/28 at 100.00 Aa2   9,632,000
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aspirus, Inc. Obligated Group, Inc. Project, Series 2021:
9,830 4.000%, 8/15/46 8/31 at 100.00 A1   9,291,906
8,000 4.000%, 8/15/51 8/31 at 100.00 A1   7,472,720
10,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 BBB+   9,697,500
2,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/35
2/26 at 100.00 BBB+   2,045,140
7,625 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
8/23 at 100.00 A3   7,569,643
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021:
2,415 4.000%, 10/01/51 10/28 at 102.00 N/R   1,723,875
2,470 4.000%, 10/01/61 10/28 at 102.00 N/R   1,652,603
5,155 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group,
Series 2016A, 4.000%, 11/15/34
5/26 at 100.00 Aa2   5,216,705
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Benevolent Corporation Cedar Community, Series
2017:
1,110 5.000%, 6/01/37 6/25 at 103.00 N/R   1,011,432
955 5.000%, 6/01/41 6/25 at 103.00 N/R   840,744
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored
Ministry, Series 2017A:
1,000 5.000%, 9/01/30, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,076,590
1,110 5.000%, 9/01/31, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,195,015
1,100 5.000%, 9/01/32, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,184,249
1,725 5.000%, 9/01/33, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,857,118
1,775 5.000%, 9/01/34, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,910,947
1,910 5.000%, 9/01/35, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 2,056,287
2,065 5.000%, 9/01/36, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 2,223,158

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 15,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2022A, 4.000%, 4/01/41
10/32 at 100.00 AA   $ 14,551,200
8,215 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42
2/26 at 100.00 BBB+   8,117,981
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016,
5.000%, 12/01/41
11/26 at 100.00 AA-   5,170,250
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022:
10,000 4.000%, 12/01/46 12/31 at 100.00 AA-   9,291,600
10,000 4.000%, 12/01/51 12/31 at 100.00 AA-   9,153,200
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/47
1/27 at 103.00 N/R   1,448,380
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Series 2018A:
1,240 5.000%, 9/15/31, (Pre-refunded 9/15/23) 9/23 at 100.00 BBB-  (4) 1,242,145
7,955 5.000%, 9/15/50, (Pre-refunded 9/15/23) 9/23 at 100.00 BBB-  (4) 7,968,762
11,480 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44
12/24 at 100.00 A1   11,541,189
Total Wisconsin 146,835,880
Wyoming - 0.3% (0.2% of Total Investments)
9,625 Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial
Hospital Project, Refunding Series 2013A, 5.000%, 9/01/37, (Pre-
refunded 9/01/23)
9/23 at 100.00 N/R  (4) 9,635,010
Total Wyoming 9,635,010
Total Municipal Bonds
(cost $6,106,315,992) 6,153,815,235
Total Long-Term Investments
(cost $6,106,315,992) 6,153,815,235
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.3% (0.2% of Total Investments)
X – MUNICIPAL BONDS - 0 .3% ( 0 .2 % of Total Investments)
X 10,000,000
Colorado - 0.1% (0.1% of Total Investments)
$ 3,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Refunding Series 2009C, 3.980%, 11/01/28, (Mandatory Put
8/7/2023) (9)
7/23 at 100.00 Aa2 $ 3,000,000
Total Colorado 3,000,000
Minnesota - 0.1% (0.0% of Total Investments)
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
3,000 4.450%, 11/15/48, (Mandatory Put 7/31/2023)0 (9) 7/23 at 100.00 AA- 3,000,000
Total Minnesota 3,000,000

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NEA
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri - 0.1% (0.1% of Total Investments)
$ 4,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
BJC Health System, Variable Rate Demand Obligations, Series 2008C,
3.960%, 5/15/38, (Mandatory Put 8/7/2023) (9)
7/23 at 100.00 AA $ 4,000,000
Total Missouri 4,000,000
Total Municipal Bonds
(cost $10,000,000) 10,000,000
Total Short-Term Investments
(cost $10,000,000) 10,000,000
Total Investments
(cost $ 6,116,315,992 ) - 163 .0% 6,163,815,235
Floating Rate Obligations - (2.4)% (89,570,000)
AMTP Shares, Net- (4.6)%(10) (172,920,459)
MFP Shares, Net - (27.4)%(11) (1,036,916,711)
VRDP Shares, Net- (30.5)%(12) (1,154,608,772)
Other Assets & Liabilities, Net -  1.9% 72,700,262
Net Assets Applicable to Common Shares - 100% $ 3,782,499,555
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 6,153,590,759 $ 224,476 $ 6,153,815,235
Short-Term Investments:
Municipal Bonds – 10,000,000 – 10,000,000
Total
$ – $ 6,163,590,759 $ 224,476 $ 6,163,815,235
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(9) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10) AMTP Shares, Net as a percentage of Total Investments is 2.8%
(11) MFP Shares, Net as a percentage of Total Investments is 16.8%.
(12) VRDP Shares, Net as a percentage of Total Investments is 18.7%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.